UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2016, is filed herewith.

FIRST EAGLE

Global Fund

Consolidated Schedule of Investments • Period Ended January 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 77.75%

U.S. Common Stocks — 39.35%

Consumer Discretionary 4.83%
16,502,977	Comcast Corporation, Class ‘A’	$348,272,491	$919,380,849
8,915,482	Omnicom Group, Inc.	382,904,586	653,950,605
4,424,582	Vista Outdoor, Inc. (a)(b)	89,190,234	213,309,098
3,992,318	H&R Block, Inc.	67,554,206	135,938,428
869,287	McDonald’s Corporation	81,367,353	107,600,345
1,151,755	Bed Bath & Beyond, Inc. (a)	70,296,882	49,721,263
506,971	Tiffany & Company	30,898,408	32,365,028
2,485	JG Boswell Company (c)	573,840	1,538,215
31,592	Mills Music Trust (b)(c)(d)	930,198	584,452
		1,071,988,198	2,114,388,283
Consumer Staples 0.76%
3,258,980	Colgate-Palmolive Company	125,309,063	220,078,919
1,693,404	Wal-Mart Stores, Inc.	82,465,011	112,374,290
		207,774,074	332,453,209
Energy 2.84%
15,129,966	National Oilwell Varco, Inc.	922,782,303	492,329,094
10,414,377	FMC Technologies, Inc. (a)	377,023,354	261,921,582
5,199,638	ConocoPhillips	198,796,836	203,201,853
6,897,775	Devon Energy Corporation	365,559,270	192,447,922
867,954	Phillips 66	68,629,773	69,566,513
3,908,035	San Juan Basin Royalty Trust (b)	138,744,050	24,307,978
		2,071,535,586	1,243,774,942
Financials 10.49%
16,629,924	Bank of New York Mellon Corporation	413,994,217	602,335,847
11,019,387	American Express Company	625,966,371	589,537,205
2,360	Berkshire Hathaway, Inc., Class ‘A’ (a)	186,496,071	458,689,718
6,112,282	Cincinnati Financial Corporation	152,311,004	352,250,812
8,178,242	Plum Creek Timber Company, Inc., REIT	310,824,873	331,300,583
9,693,682	BB&T Corporation	245,863,323	316,595,654
7,819,459	U.S. Bancorp	192,949,644	313,247,528
4,844,278	American International Group, Inc.	256,723,725	273,604,821
10,624,736	Weyerhaeuser Company, REIT	173,122,655	272,099,489
8,309,045	Synchrony Financial (a)	253,392,762	236,143,059
4,386,051	WR Berkley Corporation	117,583,057	219,960,458
2,341,205	Visa, Inc., Class ‘A’	42,197,413	174,396,360

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 39.35% — (continued)

Financials 10.49% — (continued)
353,941	Alleghany Corporation (a)	$140,510,303	$169,155,483
4,889,353	Brown & Brown, Inc.	152,411,545	147,902,928
1,450,435	Mastercard, Inc., Class ‘A’	29,132,340	129,132,228
		3,293,479,303	4,586,352,173
Health Care 0.91%
1,917,698	Varian Medical Systems, Inc. (a)	146,787,016	147,912,047
1,065,236	Anthem, Inc.	49,376,896	139,002,646
1,059,980	Johnson & Johnson	59,610,842	110,704,311
		255,774,754	397,619,004
Industrials 7.64%
4,166,290	3M Company	355,078,841	629,109,790
5,695,503	Cintas Corporation (b)	162,531,455	489,357,618
8,231,228	Flowserve Corporation (b)	392,142,749	318,054,650
1,445,326	Lockheed Martin Corporation	100,503,273	304,963,786
4,056,411	Union Pacific Corporation	332,054,346	292,061,592
3,666,754	Deere & Company	299,308,247	282,376,725
1,268,564	WW Grainger, Inc.	270,731,659	249,513,853
2,642,113	Orbital ATK, Inc.	103,214,481	238,397,856
1,205,812	Northrop Grumman Corporation	67,178,347	223,147,569
1,378,153	Cummins, Inc.	122,205,130	123,882,173
4,133,029	Timken Company	158,386,035	109,731,920
5,851,664	NOW, Inc. (a)(b)	178,684,330	79,348,564
		2,542,018,893	3,339,946,096
Information Technology 9.34%
27,002,083	Oracle Corporation	856,422,677	980,445,634
17,000,918	Microsoft Corporation	418,149,742	936,580,573
13,851,129	Intel Corporation	253,272,410	429,662,021
9,803,351	Linear Technology Corporation	294,903,482	418,897,188
7,417,573	Xilinx, Inc.	296,871,795	372,881,395
12,051,787	Teradata Corporation (a)(b)	482,435,213	293,340,496
251,511	Alphabet, Inc., Class ‘A’ (a)	127,515,223	191,487,900
163,012	Alphabet, Inc., Class ‘C’ (a)	39,031,290	121,109,765
2,530,508	Texas Instruments, Inc.	119,204,422	133,939,788
1,366,412	Automatic Data Processing, Inc.	42,661,146	113,535,173
538,115	F5 Networks, Inc. (a)	48,591,979	50,464,425
1,074,758	CommVault Systems, Inc. (a)	51,692,790	40,324,920
		3,030,752,169	4,082,669,278
Materials 1.65%
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (b)	182,102,946	286,572,589
1,545,324	Vulcan Materials Company	59,908,774	136,297,577
1,061,412	Praxair, Inc.	109,485,246	106,141,200
839,842	Martin Marietta Materials, Inc.	70,848,404	105,467,358
1,889,994	Royal Gold, Inc.	115,602,277	56,302,921

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 39.35% — (continued)

Materials 1.65% — (continued)
543,021	Deltic Timber Corporation	$26,175,935	$29,822,713
		564,123,582	720,604,358
Utilities 0.89%
3,240,000	IDACorp, Inc. (b)	105,987,149	225,471,600
4,874,044	UGI Corporation	161,805,549	165,717,496
		267,792,698	391,189,096
Total U.S. Common Stocks		13,305,239,257	17,208,996,439

International Common Stocks — 38.40%

Africa 0.07%
413,501	Randgold Resources Limited, ADR	24,650,966	29,242,791

Australia 0.80% (e)
37,118,561	Newcrest Mining Limited (a)	658,816,545	348,940,450

Belgium 0.48% (e)
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	212,032,046

Bermuda 0.80% (e)
6,516,471	Jardine Matheson Holdings Limited	333,620,326	342,341,546
297,300	Jardine Strategic Holdings Limited	8,012,551	8,142,932
		341,632,877	350,484,478
Canada 3.48%
14,875,206	Potash Corporation of Saskatchewan, Inc.	511,765,800	242,465,858
20,403,775	Goldcorp, Inc.	537,369,500	231,378,808
7,419,204	Agnico-Eagle Mines Limited	234,920,569	219,891,034
22,175,338	Barrick Gold Corporation	275,861,925	219,757,600
8,638,430	Canadian Natural Resources Limited	245,408,380	184,928,629
3,490,459	Franco-Nevada Corporation	148,910,524	154,552,910
12,398,563	Cenovus Energy, Inc.	338,639,157	152,378,339
3,570,888	Suncor Energy, Inc.	89,457,482	84,575,676
978,038	Imperial Oil Limited	28,980,782	29,985,532
		2,411,314,119	1,519,914,386
Denmark 0.24% (e)
2,987,524	ISS AS	94,568,138	105,618,645

France 6.38%
7,997,502	Danone SA (e)	546,102,434	550,830,784
11,417,175	Bouygues SA (e)	414,984,766	446,915,307
4,014,366	Sanofi (e)	309,476,282	333,837,339
10,592,606	Carrefour SA (e)	415,884,904	301,474,055
7,208,725	Cie de Saint-Gobain (e)	311,259,631	297,102,247
5,589,082	Total SA (e)	271,907,108	248,272,047
2,173,169	Sodexo SA (e)	56,283,339	212,836,841
10,614,515	Rexel SA (e)	161,149,358	125,704,510
851,019	Wendel SA (e)	19,376,060	85,222,027
1,401,821	Legrand SA (e)	47,735,245	77,213,064

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.40% — (continued)

France 6.38% — (continued)
1,867,732	Neopost SA (b)(e)	$166,306,200	$44,699,526
157,260	Robertet SA (b)(c)(e)	20,623,058	40,940,545
42,252	Robertet SA CI (c)(d)(f)	800,508	7,688,028
104,457	Gaumont SA (c)	6,087,824	6,202,207
385,000	Sabeton SA (b)(c)(e)	4,841,233	5,432,110
66,717	NSC Groupe (b)(c)	11,738,587	5,008,626
12,000,000	Emin Leydier SA (a)(b)(c)(d)(g)(h)(k)	—	389,988
		2,764,556,537	2,789,769,251
Germany 1.55% (e)
7,521,717	HeidelbergCement AG	408,184,254	554,073,603
1,339,934	Hornbach Holding AG & Company KGaA (b)(c)	41,310,978	82,495,604
693,440	Fraport AG	20,976,007	42,058,273
29,871	Hornbach Baumarkt AG	560,239	830,752
		471,031,478	679,458,232
Hong Kong 0.89% (e)
93,177,406	Hang Lung Properties Limited	248,070,288	172,600,683
12,693,580	Guoco Group Limited (c)	115,086,260	128,430,852
23,163,348	Hysan Development Company Limited	104,471,981	90,199,450
		467,628,529	391,230,985
Ireland 0.49% (e)
8,047,103	CRH PLC	137,980,796	214,497,610

Israel 0.14% (e)
15,719,757	Israel Chemicals Limited	156,830,538	63,353,189

Italy 0.64%
17,017,170	Italcementi S.p.A.	230,422,418	190,614,868
1,734,972	Italmobiliare S.p.A. RSP (e)	121,356,934	49,033,034
1,021,137	Italmobiliare S.p.A. (e)	107,360,738	38,582,142
		459,140,090	278,230,044
Japan 12.18% (e)
29,789,800	KDDI Corporation	319,747,181	754,355,396
9,186,430	Secom Company Limited	405,509,768	640,126,173
14,917,300	Sompo Japan Nipponkoa Holdings, Inc.	402,645,728	442,398,951
935,490	Keyence Corporation	163,906,758	441,444,202
3,169,600	Fanuc Corporation	295,828,491	424,376,486
1,785,556	SMC Corporation	183,601,829	404,397,949
10,033,240	Hoya Corporation	210,724,255	387,305,838
2,311,790	Shimano, Inc.	29,272,536	368,787,896
25,964,400	Astellas Pharma, Inc.	200,206,349	359,517,668
15,507,880	Mitsubishi Estate Company Limited	275,309,341	307,004,424
10,576,920	MS&AD Insurance Group Holdings, Inc.	232,018,691	287,279,638
2,217,600	Hirose Electric Company Limited (b)	220,755,881	252,002,805
2,324,130	Nissin Foods Holdings Company Limited	81,465,394	118,474,796
3,526,280	Chofu Seisakusho Company Limited (b)(c)	64,322,538	72,814,538

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.40% — (continued)

Japan 12.18% — (continued)
5,147,000	T. Hasegawa Company Limited (b)(c)	$79,849,658	$67,518,597
		3,165,164,398	5,327,805,357
Mexico 1.65%
17,500,130	Grupo Televisa S.A.B., ADR	349,971,234	463,403,442
19,043,916	Fresnillo PLC (e)	258,153,252	197,121,615
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	61,046,626
		615,463,809	721,571,683
Norway 0.04% (e)
2,000,066	Orkla ASA	13,269,921	16,203,359

Russia 0.16% (e)
19,361,267	Gazprom PAO, ADR	130,470,161	69,949,470

South Korea 1.68%
3,975,756	KT&G Corporation (e)	222,104,327	344,316,744
6,824,723	Kia Motors Corporation (e)	326,127,925	259,120,246
51,900	Lotte Confectionery Company Limited (a)	21,157,499	104,674,451
39,989	Namyang Dairy Products Company Limited (a)(b)(c)	7,325,466	25,349,604
		576,715,217	733,461,045
Sweden 0.71% (e)
5,939,940	Investor AB, Class ‘A’ (c)	116,378,542	195,164,934
3,394,798	Investor AB, Class ‘B’	63,888,333	113,716,980
		180,266,875	308,881,914
Switzerland 1.57% (e)
5,888,845	Nestlé SA	203,277,198	433,845,115
4,327,670	Pargesa Holding SA	272,881,781	252,220,528
		476,158,979	686,065,643
Thailand 0.51% (e)
51,812,900	Bangkok Bank PCL, NVDR	214,262,825	222,382,990

United Kingdom 3.94%
6,958,558	Berkeley Group Holdings PLC (b)(e)	83,354,229	351,800,745
4,778,582	British American Tobacco PLC (e)	257,800,241	266,279,074
7,882,225	Liberty Global PLC, Series ‘C’ (a)	302,819,262	262,556,915
574,695	Liberty Global PLC, Series ‘A’ (a)	23,606,055	19,775,255
244,959	Liberty Global PLC LiLAC, Series ‘C’ (a)	9,760,127	9,026,739
28,734	Liberty Global PLC LiLAC, Series ‘A’ (a)	989,971	1,011,437
12,196,447	GlaxoSmithKline PLC (e)	243,907,853	251,252,484
1,985,123	Willis Towers Watson PLC	158,261,037	227,237,030
8,016,718	Diageo PLC (e)	216,796,361	215,822,115
42,951,230	WM Morrison Supermarkets PLC (e)	186,107,922	107,437,440
3,052,693	Anglo American PLC (e)	74,109,213	12,176,330
		1,557,512,271	1,724,375,564
Total International Common Stocks		15,152,167,322	16,793,469,132
Total Common Stocks		28,457,406,579	34,002,465,571

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

Investment Company — 0.00*%
228,198	State Street Institutional U.S. Government Money Market Fund, Premier Class	$228,198	$228,198

Warrant — 0.10%

United States — 0.10%
2,427,136	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	30,405,919	45,702,971

OUNCES

Commodity — 6.87%
2,688,447	Gold bullion (a)	2,770,072,512	3,005,253,475

PRINCIPAL

Notes and Bonds — 3.93%

U.S. Bonds 2.66%

Government Agencies 0.36%
$121,430,000	Federal Home Loan Bank 0.178% due 02/05/16	121,427,639	121,426,478
34,382,000	Federal Home Loan Bank 0.183% due 02/03/16	34,381,656	34,381,519
		155,809,295	155,807,997
Government Obligations 2.29%
250,000,000	U.S. Treasury Note 0.50% due 06/15/16	250,096,358	250,039,000
250,000,000	U.S. Treasury Note 0.625% due 12/15/16	249,815,304	249,990,250
250,000,000	U.S. Treasury Note 0.75% due 03/15/17	249,722,230	250,185,500
250,000,000	U.S. Treasury Note 0.875% due 09/15/16	250,514,165	250,478,500
		1,000,148,057	1,000,693,250
U.S. Corporate Bond 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (c)	4,849,613	4,895,146
Total U.S. Bonds		1,160,806,965	1,161,396,393

International Notes and Bonds — 1.27%

International Corporate Notes and Bonds — 0.10%

France 0.10%
12,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (c)(d)(g)(i)(k)	14,476,149	12,999,605
15,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (c)(d)(g)(i)(k)	21,341,293	16,249,506
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	14,812,272	13,641,189
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	4,332,069	3,839,097
Total International Corporate Notes and Bonds		54,961,783	46,729,397

International Government Bonds — 1.17%

Mexico 0.42%
2,559,090,000 MXN	Mexican Bonos 4.75% due 06/14/18	161,393,733	142,273,708
764,192,000 MXN	Mexican Bonos 5.00% due 12/11/19	56,065,100	42,042,473
		217,458,833	184,316,181

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds 1.17% — (continued)

Singapore 0.70%
154,398,000 SGD	Singapore Government Bond 0.50% due 04/01/18	$116,964,724	$106,830,063
150,966,000 SGD	Singapore Government Bond 2.375% due 04/01/17	123,917,634	107,698,123
119,604,000 SGD	Singapore Government Bond 3.25% due 09/01/20	92,951,140	89,623,242
		333,833,498	304,151,428
South Korea 0.05%
26,217,030,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (c)(j)	25,053,159	22,288,477
Total International Government Bonds		576,345,490	510,756,086
Total International Notes and Bonds		631,307,273	557,485,483
Total Notes and Bonds		1,792,114,238	1,718,881,876

Commercial Paper — 10.85%

International Commercial Paper — 2.05%

Canada 0.18%
44,981,000 USD	Total Capital Limited 0.47% due 04/04/16	44,944,790	44,947,189
35,106,000 USD	Total Capital Limited 0.58% due 04/14/16	35,065,424	35,074,354

France 0.46%
9,740,000 USD	Essilor International 0.42% due 03/16/16	9,735,119	9,734,748
13,162,000 USD	GDF Suez SA 0.32% due 02/02/16	13,161,887	13,161,519
13,700,000 USD	GDF Suez SA 0.33% due 02/04/16	13,699,635	13,699,233
57,221,000 USD	GDF Suez SA 0.40% due 02/16/16	57,211,701	57,210,128
35,393,000 USD	GDF Suez SA 0.56% due 02/18/16	35,383,808	35,385,391
43,137,000 USD	Sanofi 0.39% due 03/08/16	43,120,608	43,120,644
29,987,000 USD	Sanofi 0.46% due 03/31/16	29,964,884	29,963,708

Germany 0.47%
15,900,000 USD	BASF AG 0.49% due 03/29/16	15,887,916	15,888,605
48,590,000 USD	Siemens Company 0.36% due 03/17/16	48,568,742	48,565,122
70,128,000 USD	Siemens Company 0.38% due 03/02/16	70,106,377	70,104,086
35,571,000 USD	Siemens Company 0.38% due 02/11/16	35,567,344	35,566,736
35,571,000 USD	Siemens Company 0.38% due 02/12/16	35,566,979	35,566,352

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 2.05% — (continued)

Italy 0.09%
37,553,000 USD	Eni S.p.A. 0.61% due 02/01/16	$37,553,000	$37,552,139

Japan 0.04%
15,339,000 USD	Hitachi Limited 0.56% due 02/01/16	15,339,000	15,338,457

Switzerland 0.66%
18,026,000 USD	Nestlé SA 0.16% due 02/10/16	18,025,279	18,024,210
21,184,000 USD	Nestlé SA 0.35% due 03/09/16	21,176,597	21,175,291
58,003,000 USD	Nestlé SA 0.48% due 04/18/16	57,944,691	57,944,095
97,179,000 USD	Nestlé SA 0.49% due 04/19/16	97,077,934	97,078,201
29,987,000 USD	Roche Holdings, Inc. 0.33% due 02/10/16	29,984,601	29,983,711
31,111,000 USD	Roche Holdings, Inc. 0.33% due 02/11/16	31,108,235	31,107,270
31,111,000 USD	Roche Holdings, Inc. 0.33% due 02/26/16	31,104,086	31,102,095

United Kingdom 0.15%
53,332,000 USD	AstraZeneca PLC 0.25% due 02/03/16	53,331,259	53,329,541
13,857,000 USD	BP Capital Markets PLC 0.36% due 02/11/16	13,855,653	13,855,233
Total International Commercial Paper		894,485,549	894,478,058

U.S. Commercial Paper — 8.80%
$39,363,000	3M Company 0.41% due 03/21/16	39,341,569	39,340,882
31,185,000	Abbott Laboratories 0.20% due 02/02/16	31,184,827	31,184,515
7,253,000	Abbott Laboratories 0.20% due 02/09/16	7,252,678	7,252,535
42,582,000	Abbott Laboratories 0.39% due 03/11/16	42,564,470	42,564,116
26,989,000	Abbott Laboratories 0.41% due 03/22/16	26,974,006	26,972,590
48,884,000	Apple, Inc. 0.21% due 02/04/16	48,883,145	48,881,507
39,778,000	Apple, Inc. 0.25% due 02/29/16	39,770,265	39,765,292
78,805,000	Apple, Inc. 0.25% due 03/01/16	78,789,130	78,779,012
52,102,000	Apple, Inc. 0.37% due 03/11/16	52,081,680	52,079,023
76,974,000	Apple, Inc. 0.38% due 03/03/16	76,949,475	76,946,884
70,212,000	Apple, Inc. 0.40% due 03/10/16	70,183,096	70,181,854
40,374,000	Apple, Inc. 0.47% due 04/05/16	40,340,983	40,343,042
60,846,000	Caterpillar Financial Services Company 0.20% due 02/01/16	60,846,000	60,844,859
16,364,000	Caterpillar Financial Services Company 0.41% due 03/07/16	16,357,636	16,356,624
53,356,000	Caterpillar Financial Services Company 0.48% due 02/09/16	53,350,427	53,351,516

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 8.80% — (continued)
$58,704,000	Caterpillar Financial Services Company 0.48% due 04/07/16	$58,653,417	$58,643,017
40,736,000	Chevron Corporation 0.29% due 02/01/16	40,736,000	40,734,999
35,106,000	Chevron Corporation 0.34% due 02/10/16	35,103,104	35,102,150
22,850,000	Church & Dwight Company, Inc. 0.71% due 02/08/16	22,846,890	22,847,137
31,705,000	Coca-Cola Company 0.28% due 02/24/16	31,699,328	31,697,283
38,147,000	Coca-Cola Company 0.36% due 02/10/16	38,143,662	38,143,821
38,147,000	Coca-Cola Company 0.36% due 02/12/16	38,142,920	38,142,995
27,620,000	Coca-Cola Company 0.49% due 04/11/16	27,594,221	27,592,613
35,852,000	Coca-Cola Company 0.52% due 04/25/16	35,809,336	35,808,852
50,000,000	Duke Energy Corporation 0.79% due 02/19/16	49,980,500	49,985,709
42,343,000	Duke Energy Corporation 0.97% due 02/04/16	42,339,648	42,339,923
36,747,000	DuPont 0.85% due 03/07/16	36,716,990	36,730,437
21,184,000	DuPont 0.93% due 03/18/16	21,159,368	21,170,419
31,705,000	Exxon Mobil Corporation 0.33% due 02/01/16	31,705,000	31,704,221
36,298,000	Exxon Mobil Corporation 0.34% due 02/02/16	36,297,667	36,296,794
45,509,000	Exxon Mobil Corporation 0.35% due 02/05/16	45,507,281	45,506,257
32,788,000	Exxon Mobil Corporation 0.35% due 02/12/16	32,784,594	32,783,716
25,929,000	Exxon Mobil Corporation 0.35% due 03/04/16	25,921,164	25,919,597
60,031,000	Exxon Mobil Corporation 0.36% due 02/18/16	60,021,078	60,019,094
75,800,000	Exxon Mobil Corporation 0.37% due 02/09/16	75,793,936	75,792,472
31,111,000	Google, Inc. 0.34% due 02/04/16	31,110,144	31,110,170
100,000,000	Google, Inc. 0.38% due 03/10/16	99,960,945	99,959,342
27,620,000	Google, Inc. 0.38% due 03/22/16	27,605,806	27,603,206
38,982,000	Honeywell International, Inc. 0.22% due 02/10/16	38,979,856	38,978,349
38,982,000	Honeywell International, Inc. 0.22% due 02/11/16	38,979,618	38,977,946
43,952,000	Honeywell International, Inc. 0.22% due 02/12/16	43,949,046	43,946,975
37,892,000	Honeywell International, Inc. 0.33% due 02/22/16	37,884,927	37,882,729
28,525,000	Honeywell International, Inc. 0.33% due 02/25/16	28,518,915	28,516,806
50,000,000	Honeywell International, Inc. 0.41% due 03/07/16	49,980,556	49,977,464
75,000,000	Honeywell International, Inc. 0.41% due 03/08/16	74,970,000	74,965,063
38,095,000	Honeywell International, Inc. 0.41% due 03/16/16	38,076,376	38,072,072
32,788,000	Honeywell International, Inc. 0.44% due 03/15/16	32,771,160	32,768,937
134,500,000	Intel Corporation 0.46% due 03/23/16	134,414,256	134,420,914
48,398,000	Intel Corporation 0.51% due 04/26/16	48,340,864	48,345,117
80,749,000	International Business Machines Corporation 0.41% due 03/04/16	80,720,289	80,722,543
37,320,000	International Business Machines Corporation 0.41% due 03/21/16	37,299,681	37,298,060
44,209,000	International Business Machines Corporation 0.43% due 03/21/16	44,183,727	44,183,010
29,987,000	International Business Machines Corporation 0.43% due 03/22/16	29,969,508	29,968,767
48,262,000	Johnson & Johnson 0.37% due 02/02/16	48,261,517	48,261,249
63,040,000	Kimberly Clark Corporation 0.35% due 02/08/16	63,035,832	63,033,854
43,952,000	McDonald’s Corporation 0.54% due 02/17/16	43,941,647	43,942,559
19,334,000	Medtronic, Inc. 0.71% due 03/24/16	19,314,451	19,319,438
47,151,000	MetLife 0.35% due 02/19/16	47,142,984	47,139,448

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 8.80% — (continued)
$19,065,000	National Oilwell Varco, Inc. 0.69% due 02/17/16	$19,059,238	$19,061,146
63,761,000	National Oilwell Varco, Inc. 0.76% due 02/16/16	63,741,075	63,748,885
35,000,000	PepsiCo, Inc. 0.34% due 02/10/16	34,997,113	34,997,083
76,189,000	Pfizer, Inc. 0.32% due 03/01/16	76,169,974	76,166,854
73,522,000	Pfizer, Inc. 0.38% due 03/14/16	73,490,263	73,487,996
78,821,000	Pfizer, Inc. 0.41% due 03/15/16	78,783,341	78,783,231
57,433,000	Pfizer, Inc. 0.46% due 04/20/16	57,376,285	57,372,169
31,111,000	Philip Morris International, Inc. 0.42% due 02/03/16	31,110,291	31,109,565
31,111,000	Philip Morris International, Inc. 0.42% due 02/05/16	31,109,583	31,108,943
63,040,000	Philip Morris International, Inc. 0.45% due 03/02/16	63,016,885	63,016,770
26,470,000	Qualcomm, Inc. 0.18% due 02/02/16	26,469,868	26,469,121
38,464,000	Qualcomm, Inc. 0.18% due 02/03/16	38,463,615	38,462,381
39,778,000	Qualcomm, Inc. 0.25% due 02/17/16	39,773,580	39,770,589
64,887,000	Qualcomm, Inc. 0.25% due 02/18/16	64,879,340	64,874,131
24,590,000	Qualcomm, Inc. 0.39% due 03/02/16	24,582,213	24,581,615
50,000,000	Qualcomm, Inc. 0.45% due 04/06/16	49,960,278	49,960,995
55,000,000	Schlumberger Investments SA 0.34% due 02/23/16	54,988,908	54,984,951
34,350,000	Schlumberger Investments SA 0.46% due 03/03/16	34,336,689	34,336,926
60,562,000	Syngenta Wilmington 0.97% due 05/02/16	60,416,567	60,433,437
25,355,000	United Healthcare Company 0.66% due 02/09/16	25,351,338	25,351,707
31,111,000	United Healthcare Company 0.75% due 03/07/16	31,088,617	31,095,401
74,003,000	United Healthcare Company 0.86% due 03/17/16	73,925,297	73,955,244
65,837,000	Walt Disney Company 0.23% due 02/17/16	65,830,270	65,826,332
37,892,000	Walt Disney Company 0.23% due 02/19/16	37,887,642	37,884,927
81,534,000	Walt Disney Company 0.34% due 02/08/16	81,528,768	81,528,791
Total U.S. Commercial Paper		3,849,574,634	3,849,568,965
Total Commercial Paper		4,744,060,183	4,744,047,023
Total Investments — 99.50% (Cost: $37,794,287,629)			43,516,579,114
Other Assets in Excess of Liabilities — 0.50%			218,289,485
Net Assets — 100.00%			$43,734,868,599

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At January 31, 2016, the value of these securities amounted to $695,991,034 or 1.59% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $37,911,579 or 0.09% of net assets.
(e)	Securities with a total market value equal to $13,860,326,739 have been fair valued based on fair value adjustment factors at January 31, 2016.
(f)	Represents non-voting class of shares.
(g)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2016, the value of these securities amounted to $29,639,099 or 0.07% of net assets.
(h)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(i)	Floating rate security. Rate shown is the rate in effect at January 31, 2016.
(j)	Inflation protected security.
(k)

On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS, effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

At January 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,590,583,275
Gross unrealized depreciation	(3,868,291,790)
Net unrealized appreciation	$5,722,291,485

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
AG	—	Aktien Gesellschaft
AS	—	Anonim Sirket
ASA	—	Norwegian Public Limited Company
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PAO	—	Russian Public Joint Stock Company
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Savings Shares
SA	—	Société Anonyme
S.p.A.	—	Società per Azioni

Currencies

EUR	—	Euro
KRW	—	South Korean Won
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.96% due 11/30/20 #	06/22/05	$14,476,149	$1.08
Emin Leydier SA FRN 7.96% due 11/30/20	07/30/09	21,341,293	1.08
Emin Leydier SA #	07/30/09	—	0.03

#    Formerly known as FINEL.

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2016	UNREALIZED APPRECIATION AT JANUARY 31, 2016	UNREALIZED DEPRECIATION AT JANUARY 31, 2016
02/10/16	81,685,000	Euro	$87,892,897	$88,506,174	$—	$(613,277)
03/16/16	52,574,000	Euro	57,764,105	57,015,745	748,360	—
04/13/16	49,244,000	Euro	53,659,463	53,448,744	210,719	—
02/10/16	36,466,000	British Pound	55,161,754	51,960,808	3,200,946	—
03/16/16	39,775,000	British Pound	57,952,056	56,679,551	1,272,505	—
			$312,430,275	$307,611,022	$5,432,530	$(613,277)

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2015	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2016	MARKET VALUE JANUARY 31, 2016	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Berkeley Group Holdings PLC	7,041,897	—	83,339	6,958,558	$351,800,745	$3,181,593	$10,355,028
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	72,814,538	—	421,818
Cintas Corporation	5,828,568	—	133,065	5,695,503	489,357,618	7,736,702	6,008,208
Emin Leydier SA #	12,000,000	—	—	12,000,000	389,988	—	—
Flowserve Corporation	6,170,798	2,060,430	—	8,231,228	318,054,650	—	1,241,153
Hirose Electric Company Limited	2,217,600	—	—	2,217,600	252,002,805	—	—
Hornbach Holding AG & Company KGaA	1,339,934	—	—	1,339,934	82,495,604	—	—
IDACorp, Inc.	3,760,485	—	520,485	3,240,000	225,471,600	18,072,934	1,917,847
Mills Music Trust	31,592	—	—	31,592	584,452	—	24,167
NOW, Inc.	5,851,664	—	—	5,851,664	79,348,564	—	—
NSC Groupe	66,717	—	—	66,717	5,008,626	—	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	25,349,604	—	—
Neopost SA	1,867,732	—	—	1,867,732	44,699,526	—	—
Robertet SA	157,260	—	—	157,260	40,940,545	—	—
Sabeton SA	385,000	—	—	385,000	5,432,110	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	24,307,978	—	238,269
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	286,572,588	—	1,961,111
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	67,518,597	—	—
Teradata Corporation	12,051,787	—	—	12,051,787	293,340,496	—	—
Vista Outdoor, Inc.	4,424,582	—	—	4,424,582	213,309,098	—	—
Total					$2,878,799,732	$28,991,229	$22,167,601

#       Formerly known as FINEL.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	4.83%
Consumer Staples	0.76
Energy	2.84
Financials	10.49
Health Care	0.91
Industrials	7.64
Information Technology	9.34
Materials	1.65
Utilities	0.89
Total U.S. Common Stocks	39.35
International Common Stocks
Consumer Discretionary	4.82
Consumer Staples	5.70
Energy	1.76
Financials	6.26
Health Care	3.04
Industrials	6.66
Information Technology	1.69
Materials	6.74
Telecommunication Services	1.73
Total International Common Stocks	38.40
Investment Company	0.00 *
Warrant	0.10
Commodity	6.87
U.S. Bonds
Consumer Discretionary	0.01
Government Issues	2.65
Total U.S. Bonds	2.66
International Notes and Bonds
Financials	0.04
Government Issues	1.17
Materials	0.06
Total International Notes and Bonds	1.27
Commercial Paper
International Commercial Paper	2.05
U.S. Commercial Paper	8.80
Total Commercial Paper	10.85

Total Investments	99.50%

*    Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

FIRST EAGLE

Overseas Fund

Consolidated Schedule of Investments • Period Ended January 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.55%

International Common Stocks — 75.42%

Africa 0.07%
118,663	Randgold Resources Limited, ADR	$7,074,131	$8,391,847

Australia 0.86% (a)
11,717,071	Newcrest Mining Limited (b)	210,554,749	110,148,667

Austria 0.44% (a)
3,728,515	Wienerberger AG	50,760,451	57,056,420

Belgium 0.62% (a)
907,727	Groupe Bruxelles Lambert SA	69,227,228	69,012,739
98,473	Sofina SA	8,428,556	10,394,383
		77,655,784	79,407,122
Bermuda 1.91% (a)
2,998,400	Jardine Matheson Holdings Limited	133,424,811	157,520,365
5,881,403	Hiscox Limited	70,399,116	83,534,252
132,100	Jardine Strategic Holdings Limited	3,560,288	3,618,168
		207,384,215	244,672,785
Canada 4.89%
6,848,207	Potash Corporation of Saskatchewan, Inc.	238,001,625	111,625,774
3,306,324	Agnico-Eagle Mines Limited	110,909,233	97,993,127
7,645,847	Cenovus Energy, Inc.	186,103,811	93,967,460
4,286,209	Canadian Natural Resources Limited	118,374,134	91,757,733
6,044,482	Goldcorp, Inc.	159,971,703	68,544,426
2,106,982	Suncor Energy, Inc.	52,774,137	49,903,393
1,054,193	Franco-Nevada Corporation	44,943,106	46,678,272
4,694,846	Barrick Gold Corporation	50,363,489	46,525,924
519,958	Imperial Oil Limited	15,407,202	15,941,321
1,100,050	EnCana Corporation	14,298,776	4,807,218
		991,147,216	627,744,648
Chile 0.66%
3,925,749	Cia Cervecerias Unidas SA, ADR	84,378,900	84,756,921

Denmark 0.53% (a)
1,927,059	ISS AS	65,007,600	68,127,774

France 12.66%
3,769,764	Danone SA (a)	255,736,999	259,643,831
5,945,130	Bouygues SA (a)	213,738,152	232,716,902
5,549,093	Carrefour SA (a)	179,909,286	157,931,633

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.42% — (continued)

France 12.66% — (continued)
1,732,226	Sanofi (a)	$141,847,046	$144,053,063
3,233,820	Cie de Saint-Gobain (a)	138,658,254	133,279,490
1,125,050	Sodexo SA (a)	39,996,849	110,185,673
2,421,629	Total SA (a)	115,717,408	107,570,937
2,324,457	Numericable-SFR SAS (a)	77,416,208	92,290,951
6,158,789	Rexel SA (a)	92,594,068	72,936,687
235,837	Robertet SA (a)(c)(d)	20,591,064	61,397,020
51,500	Robertet SA CI (d)(e)(f)	2,151,628	9,370,762
558,938	Laurent-Perrier (a)(c)(d)	19,851,603	49,491,716
493,657	Wendel SA (a)	10,886,846	49,435,383
648,834	Legrand SA (a)	22,223,920	35,738,130
442,830	Société Foncière Financière et de Participations (a)(d)	29,139,582	28,684,111
364,373	Gaumont SA (c)(d)	21,698,753	21,634,900
896,416	Legris Industries SA (b)(c)(d)(e)(g)	23,119,325	20,140,361
801,693	Neopost SA (a)	41,407,216	19,186,530
146,562	BioMerieux (a)	11,367,766	18,431,229
100,000	Sabeton SA (a)(d)	1,463,143	1,410,938
11,593,581	Emin Leydier SA (b)(c)(d)(e)(g)(h)(m)	9,166,547	376,780
		1,468,681,663	1,625,907,027
Germany 3.60% (a)
3,308,644	HeidelbergCement AG	185,693,220	243,725,243
4,120,355	Deutsche Wohnen AG	40,021,343	108,629,373
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	41,496,003
664,606	Hornbach Holding AG & Company KGaA (d)	15,728,733	40,917,742
296,503	Fraport AG	8,930,449	17,983,393
1,918,284	Telefonica Deutschland Holding AG	9,267,062	9,514,868
		347,215,114	462,266,622
Greece 0.51% (a)
6,144,609	Jumbo SA (b)	27,916,825	65,264,454

Hong Kong 3.09% (a)
33,586,303	Hopewell Holdings Limited	96,856,757	101,924,494
48,406,992	Hang Lung Properties Limited	129,044,666	89,668,518
7,806,340	Guoco Group Limited (d)	57,283,838	78,982,832
22,594,988	Great Eagle Holdings Limited	76,072,769	63,902,315
15,997,405	Hysan Development Company Limited	72,338,811	62,294,843
1,353,233	Hopewell Highway Infrastructure Limited	655,914	623,142
		432,252,755	397,396,144
Ireland 0.97% (a)
4,680,666	CRH PLC	81,037,979	124,764,362

Israel 0.24% (a)
7,510,515	Israel Chemicals Limited	75,169,596	30,268,602

Italy 1.17%
6,781,606	Italcementi S.p.A.	100,399,041	75,962,979

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.42% — (continued)

Italy 1.17% — (continued)
1,385,400	Recordati S.p.A. (a)	$9,200,042	$34,337,350
1,197,736	Italmobiliare S.p.A. RSP (a)	50,324,929	33,849,901
168,142	Italmobiliare S.p.A. (a)	19,250,153	6,352,995
		179,174,165	150,503,225
Japan 21.60% (a)
13,149,600	KDDI Corporation	146,911,052	332,982,152
3,895,800	Secom Company Limited	165,603,656	271,466,015
7,316,700	Sompo Japan Nipponkoa Holdings, Inc.	201,780,857	216,989,697
1,537,040	Fanuc Corporation	153,201,753	205,793,676
431,500	Keyence Corporation	75,306,208	203,618,610
830,290	SMC Corporation	112,637,134	188,046,509
4,651,430	Hoya Corporation	96,234,050	179,555,756
12,321,900	Astellas Pharma, Inc.	98,483,639	170,615,949
1,027,870	Shimano, Inc.	12,547,427	163,970,782
5,091,000	MS&AD Insurance Group Holdings, Inc.	102,032,393	138,276,609
6,694,850	Mitsubishi Estate Company Limited	117,010,830	132,535,754
1,001,500	Hirose Electric Company Limited	104,029,428	113,808,085
2,715,380	Daiichikosho Company Limited	33,513,866	109,460,324
1,403,130	Nissin Foods Holdings Company Limited	49,270,814	71,525,922
4,311,330	Kansai Paint Company Limited	32,137,529	60,235,484
1,299,640	As One Corporation (c)(d)	26,525,156	45,371,487
3,206,911	T. Hasegawa Company Limited (c)(d)	43,073,853	42,068,415
2,020,200	Chofu Seisakusho Company Limited (c)(d)	33,037,243	41,715,329
508,106	SK Kaken Company Limited (d)	9,470,131	39,829,723
1,742,124	Nagaileben Company Limited	16,719,912	27,821,648
2,045,420	Maezawa Kasei Industries Company Limited (c)(d)	31,490,225	17,635,594
		1,661,017,156	2,773,323,520
Mexico 2.55%
9,388,464	Grupo Televisa S.A.B., ADR	195,988,481	248,606,527
5,543,609	Fresnillo PLC (a)	96,608,773	57,381,326
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,689	21,426,736
		294,430,943	327,414,589
Netherlands 0.77% (a)
560,446	HAL Trust (d)	20,803,015	99,229,173

Norway 0.72% (a)
11,393,841	Orkla ASA	83,103,593	92,306,205

Poland 0.03%
571,220	Pfleiderer Grajewo SA (a)(b)(d)	3,567,238	3,311,291
109,275	Pfleiderer Grajewo Senior Debt Interest Claims (d)(n)(g)	636,263	538,436
		4,203,501	3,849,727
Russia 0.23% (a)
8,297,382	Gazprom PAO, ADR	55,920,439	29,977,246

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.42% — (continued)

Singapore 1.59% (a)
25,512,113	Haw Par Corporation Limited (c)(d)	$76,875,317	$138,394,133
32,779,415	ComfortDelGro Corporation Limited	24,022,250	65,502,388
		100,897,567	203,896,521
South Korea 3.82%
2,131,010	KT&G Corporation (a)	125,359,815	184,554,189
3,195,175	Kia Motors Corporation (a)	151,464,351	121,314,013
186,884	Nong Shim Company Limited (a)	43,886,371	73,058,784
35,325	Lotte Confectionery Company Limited (b)	12,445,892	71,245,183
872,463	Fursys, Inc. (a)(c)(d)	10,110,165	25,777,810
22,950	Namyang Dairy Products Company Limited (b)(d)	4,912,653	14,548,336
		348,179,247	490,498,315
Sweden 1.25% (a)
3,013,030	Investor AB, Class ‘A’ (d)	59,333,861	98,997,263
1,846,088	Investor AB, Class ‘B’	40,783,748	61,839,188
		100,117,609	160,836,451
Switzerland 2.99% (a)
2,972,836	Nestlé SA	104,479,365	219,015,847
2,413,791	Pargesa Holding SA	129,478,662	140,677,926
134,216	Rieter Holding AG	16,465,078	24,878,878
		250,423,105	384,572,651
Taiwan 0.36%
11,509,694	Taiwan Secom Company Limited (a)	17,429,499	32,128,257
603,122	Taiwan Semiconductor Manufacturing Company Limited, ADR	12,120,237	13,479,777
		29,549,736	45,608,034
Thailand 1.16% (a)
22,779,459	Bangkok Bank PCL, NVDR	93,410,526	97,770,327
107,574,685	Thai Beverage PCL	17,893,710	51,492,980
		111,304,236	149,263,307
Turkey 0.18% (a)
5,893,909	Yazicilar Holding AS	38,350,989	22,863,968

United Kingdom 5.95%
3,116,891	Berkeley Group Holdings PLC (a)	37,886,190	157,579,282
2,231,174	British American Tobacco PLC (a)	120,382,645	124,328,713
5,994,554	GlaxoSmithKline PLC (a)	117,733,473	123,490,602
3,474,388	Liberty Global PLC, Series ‘C’ (b)	134,534,716	115,731,864
250,568	Liberty Global PLC, Series ‘A’ (b)	10,292,280	8,622,045
106,725	Liberty Global PLC LiLAC, Series ‘C’ (b)	4,250,965	3,932,816
12,528	Liberty Global PLC LiLAC, Series ‘A’ (b)	431,627	440,986
3,826,139	Diageo PLC (a)	103,252,677	103,005,421
638,277	Willis Towers Watson PLC	67,880,455	73,063,568
18,505,054	WM Morrison Supermarkets PLC (a)	80,089,165	46,288,212

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.42% — (continued)

United Kingdom 5.95% — (continued)
2,055,388	Anglo American PLC (a)	$51,610,549	$8,198,362
		728,344,742	764,681,871
Total International Common Stocks		8,132,057,021	9,684,998,198

U.S. Common Stock — 0.13%

Materials 0.13%
551,449	Royal Gold, Inc.	33,723,128	16,427,666
Total Common Stocks		8,165,780,149	9,701,425,864

International Preferred Stock — 0.05%

South Korea 0.05% (a)
27,183	Namyang Dairy Products Company Limited (b)(d)	387,444	6,035,514

Investment Company — 0.00*%
66,872	State Street Institutional U.S. Government Money Market Fund, Premier Class	66,872	66,872

Right — 0.00%
55,055	Pfleiderer Atlantik Raco RI Rights (b)(d)(e)	16,536	—

OUNCES

Commodity — 6.01%
690,811	Gold bullion (b)	563,993,676	772,216,152

PRINCIPAL

Term Loans — 0.01%

Germany 0.01%
72 EUR	Atlantik Commitment Fee Facility due 02/01/20 (b)(d)(e)(g)(n)	—	9
609,010 EUR	Atlantik Duration Fee Facility due 02/01/20 (b)(d)(e)(g)(n)	—	75,928
28,263 EUR	Atlantik FX Repayment Facility due 02/01/20 (b)(d)(e)(g)(n)	—	3,524
1,996,449 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (d)(e)(g)(i)(n)	—	248,908
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (d)(e)(g)(i)(n)	5,431,204	498,702
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (d)(e)(i)(n)(g)	1,073,459	98,567
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (d)(e)(i)(n)(g)	1,052,286	96,623
739,302 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (d)(e)(i)(n)(g)	997,446	92,173
469,266 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (d)(e)(i)(n)(g)	633,457	58,506
Total Term Loans		9,187,852	1,172,940

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

Notes and Bonds — 3.03%

U.S. Bonds — 0.43%

Government Agencies 0.35%
$25,176,000	Federal Home Loan Bank 0.178% due 02/05/16	$25,175,511	$25,175,270
19,768,000	Federal Home Loan Bank 0.183% due 02/03/16	19,767,802	19,767,723
		44,943,313	44,942,993
Government Obligation 0.08%
10,000,000	U.S. Treasury Note 0.75% due 03/15/17	10,017,688	10,007,420
Total U.S. Bonds		54,961,001	54,950,413

International Notes and Bonds — 2.60%

International Corporate Notes and Bonds — 0.27%

France 0.15%
8,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (d)(e)(g)(j)(m)	9,650,406	8,666,403
10,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (d)(e)(g)(j)(m)	14,227,973	10,833,004
		23,878,379	19,499,407
United Kingdom 0.12%
6,802,000 USD	Anglo American Capital PLC 2.625% due 04/03/17 (k)	6,193,406	6,240,835
10,167,000 USD	Anglo American Capital PLC 2.625% due 09/27/17 (k)	8,866,532	8,845,290
		15,059,938	15,086,125
Total International Corporate Notes and Bonds		38,938,317	34,585,532

International Government Bonds — 2.33%

Australia 0.26%
45,930,000 AUD	Australia Government Bond 6.00% due 02/15/17 (l)	35,160,563	33,857,824

Canada 0.16%
27,880,000 CAD	Canadian Government Bond 1.25% due 08/01/17	21,539,861	20,145,683

Mexico 0.61%
1,094,660,000 MXN	Mexican Bonos 4.75% due 06/14/18	69,201,322	60,858,093
330,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	24,215,947	18,159,215
		93,417,269	79,017,308
Singapore 1.04%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	67,068,165	61,255,104
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	37,117,157	32,258,929

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Notes and Bonds — 2.60% — (continued)

International Government Bonds 2.33% — (continued)

Singapore 1.04% — (continued)
53,521,000 SGD	Singapore Government Bond 3.25% due 09/01/20	$41,531,965	$40,105,059
		145,717,287	133,619,092
United Kingdom 0.26%
23,026,000 GBP	United Kingdom Gilt 1.00% due 09/07/17 (l)	35,770,334	33,151,608
Total International Government Bonds		331,605,314	299,791,515
Total International Notes and Bonds		370,543,631	334,377,047
Total Notes and Bonds		425,504,632	389,327,460

Commercial Paper — 14.95%

International Commercial Paper — 5.26%

Canada 0.76%
30,019,000 USD	Total Capital Limited 0.47% due 04/04/16	29,994,835	29,996,436
52,000,000 USD	Total Capital Limited 0.53% due 04/11/16	51,947,422	51,955,502
14,894,000 USD	Total Capital Limited 0.58% due 04/14/16	14,876,785	14,880,574

France 1.88%
15,260,000 USD	Essilor International 0.42% due 03/16/16	15,252,353	15,251,772
13,438,000 USD	GDF Suez SA 0.32% due 02/02/16	13,437,884	13,437,509
15,000,000 USD	GDF Suez SA 0.33% due 02/04/16	14,999,600	14,999,160
17,779,000 USD	GDF Suez SA 0.40% due 02/16/16	17,776,111	17,775,622
5,309,000 USD	GDF Suez SA 0.56% due 02/18/16	5,307,621	5,307,859
50,000,000 USD	GDF Suez SA 0.57% due 03/16/16	49,965,778	49,973,040
105,063,000 USD	Sanofi 0.39% due 03/08/16	105,023,076	105,023,163
20,013,000 USD	Sanofi 0.46% due 03/31/16	19,998,241	19,997,456

Germany 0.61%
20,000,000 USD	BASF AG 0.49% due 03/29/16	19,984,800	19,985,667
14,429,000 USD	Siemens Company 0.38% due 02/11/16	14,427,517	14,427,270
14,429,000 USD	Siemens Company 0.38% due 02/12/16	14,427,369	14,427,114
29,872,000 USD	Siemens Company 0.38% due 03/02/16	29,862,789	29,861,814

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.26% — (continued)

Italy 0.22%
28,396,000 USD	Eni S.p.A. 0.61% due 02/01/16	$28,396,000	$28,395,349

Japan 0.09%
11,598,000 USD	Hitachi Limited 0.56% due 02/01/16	11,598,000	11,597,589

Switzerland 1.47%
9,775,000 USD	Nestlé SA 0.16% due 02/10/16	9,774,609	9,774,029
28,816,000 USD	Nestlé SA 0.35% due 03/09/16	28,805,930	28,804,154
45,000,000 USD	Nestlé SA 0.36% due 03/14/16	44,981,625	44,978,906
46,997,000 USD	Nestlé SA 0.48% due 04/18/16	46,949,755	46,949,272
20,013,000 USD	Roche Holdings, Inc. 0.33% due 02/10/16	20,011,399	20,010,805
18,889,000 USD	Roche Holdings, Inc. 0.33% due 02/11/16	18,887,321	18,886,735
18,889,000 USD	Roche Holdings, Inc. 0.33% due 02/26/16	18,884,803	18,883,594

United Kingdom 0.23%
16,668,000 USD	AstraZeneca PLC 0.25% due 02/03/16	16,667,768	16,667,231
12,993,000 USD	BP Capital Markets PLC 0.36% due 02/11/16	12,991,737	12,991,344
Total International Commercial Paper		675,231,128	675,238,966

U.S. Commercial Paper — 9.69%
$35,637,000	3M Company 0.41% due 03/21/16	35,617,598	35,616,976
8,815,000	Abbott Laboratories 0.20% due 02/02/16	8,814,951	8,814,863
5,037,000	Abbott Laboratories 0.20% due 02/09/16	5,036,776	5,036,677
28,418,000	Abbott Laboratories 0.39% due 03/11/16	28,406,301	28,406,064
18,011,000	Abbott Laboratories 0.41% due 03/22/16	18,000,994	18,000,049
11,116,000	Apple, Inc. 0.21% due 02/04/16	11,115,805	11,115,433
10,222,000	Apple, Inc. 0.25% due 02/29/16	10,220,012	10,218,734
10,195,000	Apple, Inc. 0.25% due 03/01/16	10,192,947	10,191,638
17,898,000	Apple, Inc. 0.37% due 03/11/16	17,891,020	17,890,107
18,026,000	Apple, Inc. 0.38% due 03/03/16	18,020,257	18,019,650
29,788,000	Apple, Inc. 0.40% due 03/10/16	29,775,737	29,775,210
9,626,000	Apple, Inc. 0.47% due 04/05/16	9,618,128	9,618,619
11,304,000	Caterpillar Financial Services Company 0.20% due 02/01/16	11,304,000	11,303,788
9,936,000	Caterpillar Financial Services Company 0.41% due 03/07/16	9,932,136	9,931,522
21,644,000	Caterpillar Financial Services Company 0.48% due 02/09/16	21,641,739	21,642,181

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 9.69% — (continued)
$6,796,000	Caterpillar Financial Services Company 0.48% due 04/07/16	$6,790,144	$6,788,940
9,264,000	Chevron Corporation 0.29% due 02/01/16	9,264,000	9,263,772
14,894,000	Chevron Corporation 0.34% due 02/10/16	14,892,771	14,892,367
18,295,000	Coca-Cola Company 0.28% due 02/24/16	18,291,727	18,290,547
11,853,000	Coca-Cola Company 0.36% due 02/10/16	11,851,963	11,852,012
11,853,000	Coca-Cola Company 0.36% due 02/12/16	11,851,732	11,851,755
11,828,000	Coca-Cola Company 0.49% due 04/11/16	11,816,961	11,816,272
8,548,000	Coca-Cola Company 0.52% due 04/25/16	8,537,828	8,537,712
6,351,000	Duke Energy Corporation 0.97% due 02/04/16	6,350,497	6,350,538
15,653,000	DuPont 0.85% due 03/07/16	15,640,217	15,645,945
28,816,000	DuPont 0.93% due 03/18/16	28,782,493	28,797,527
18,295,000	Exxon Mobil Corporation 0.33% due 02/01/16	18,295,000	18,294,550
32,273,000	Exxon Mobil Corporation 0.34% due 02/02/16	32,272,704	32,271,928
6,391,000	Exxon Mobil Corporation 0.35% due 02/05/16	6,390,759	6,390,615
17,212,000	Exxon Mobil Corporation 0.35% due 02/12/16	17,210,212	17,209,751
35,271,000	Exxon Mobil Corporation 0.35% due 03/04/16	35,260,340	35,258,209
25,469,000	Exxon Mobil Corporation 0.36% due 02/18/16	25,464,791	25,463,949
25,000,000	Exxon Mobil Corporation 0.37% due 02/09/16	24,998,000	24,997,517
18,889,000	Google, Inc. 0.34% due 02/04/16	18,888,481	18,888,496
18,976,000	Google, Inc. 0.38% due 03/22/16	18,966,248	18,964,462
11,018,000	Honeywell International, Inc. 0.22% due 02/10/16	11,017,394	11,016,968
11,018,000	Honeywell International, Inc. 0.22% due 02/11/16	11,017,327	11,016,854
6,048,000	Honeywell International, Inc. 0.22% due 02/12/16	6,047,593	6,047,309
12,108,000	Honeywell International, Inc. 0.33% due 02/22/16	12,105,740	12,105,038
17,473,000	Honeywell International, Inc. 0.33% due 02/25/16	17,469,272	17,467,981
17,316,000	Honeywell International, Inc. 0.40% due 02/19/16	17,312,623	17,312,465
11,905,000	Honeywell International, Inc. 0.41% due 03/16/16	11,899,180	11,897,835
17,212,000	Honeywell International, Inc. 0.44% due 03/15/16	17,203,160	17,201,993
43,031,000	Intel Corporation 0.51% due 04/26/16	42,980,200	42,983,981
19,251,000	International Business Machines Corporation 0.41% due 03/04/16	19,244,155	19,244,693
7,080,000	International Business Machines Corporation 0.41% due 03/21/16	7,076,145	7,075,838
5,791,000	International Business Machines Corporation 0.43% due 03/21/16	5,787,689	5,787,596
20,013,000	International Business Machines Corporation 0.43% due 03/22/16	20,001,326	20,000,831
7,239,000	Johnson & Johnson 0.37% due 02/02/16	7,238,928	7,238,887
11,960,000	Kimberly Clark Corporation 0.35% due 02/08/16	11,959,209	11,958,834
6,048,000	McDonald’s Corporation 0.54% due 02/17/16	6,046,575	6,046,701
13,283,000	Medtronic, Inc. 0.71% due 03/24/16	13,269,569	13,272,995
7,149,000	MetLife 0.35% due 02/19/16	7,147,785	7,147,249
25,935,000	National Oilwell Varco, Inc. 0.69% due 02/17/16	25,927,162	25,929,757
36,239,000	National Oilwell Varco, Inc. 0.76% due 02/16/16	36,227,675	36,232,115
23,811,000	Pfizer, Inc. 0.32% due 03/01/16	23,805,054	23,804,079
26,478,000	Pfizer, Inc. 0.38% due 03/14/16	26,466,570	26,465,754
37,779,000	Pfizer, Inc. 0.41% due 03/15/16	37,760,950	37,760,897

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 9.69% — (continued)
$18,889,000	Philip Morris International, Inc. 0.42% due 02/03/16	$18,888,570	$18,888,129
18,889,000	Philip Morris International, Inc. 0.42% due 02/05/16	18,888,140	18,887,751
11,960,000	Philip Morris International, Inc. 0.45% due 03/02/16	11,955,615	11,955,593
18,383,000	Qualcomm, Inc. 0.18% due 02/02/16	18,382,908	18,382,389
10,222,000	Qualcomm, Inc. 0.25% due 02/17/16	10,220,864	10,220,096
10,113,000	Qualcomm, Inc. 0.25% due 02/18/16	10,111,806	10,110,994
16,410,000	Qualcomm, Inc. 0.39% due 03/02/16	16,404,804	16,404,404
20,000,000	Schlumberger Investments SA 0.34% due 02/23/16	19,995,967	19,994,528
35,650,000	Schlumberger Investments SA 0.46% due 03/03/16	35,636,186	35,636,431
14,438,000	Syngenta Wilmington 0.97% due 05/02/16	14,403,329	14,407,351
17,420,000	United Healthcare Company 0.66% due 02/09/16	17,417,484	17,417,738
18,889,000	United Healthcare Company 0.75% due 03/07/16	18,875,410	18,879,529
11,100,000	United Healthcare Company 0.86% due 03/17/16	11,088,345	11,092,837
9,163,000	Walt Disney Company 0.23% due 02/17/16	9,162,063	9,161,515
12,108,000	Walt Disney Company 0.23% due 02/19/16	12,106,608	12,105,740
18,466,000	Walt Disney Company 0.34% due 02/08/16	18,464,815	18,464,820
Total U.S. Commercial Paper		1,244,419,464	1,244,434,870
Total Commercial Paper		1,919,650,592	1,919,673,836
Total Investments — 99.60% (Cost: $11,084,587,753)			12,789,918,638
Other Assets in Excess of Liabilities — 0.40%			51,107,895
Net Assets — 100.00%			$12,841,026,533

*	Less than 0.01%
(a)	Securities with a total market value equal to $8,271,018,240 have been fair valued based on fair value adjustment factors at January 31, 2016.
(b)	Non-income producing security/commodity.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	Security is deemed illiquid. At January 31, 2016, the value of these securities amounted to $906,532,013 or 7.06% of net assets.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $50,560,250 or 0.39% of net assets.
(f)	Represents non-voting class of shares.
(g)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2016, the value of these securities amounted to $41,727,924 or 0.32% of net assets.
(h)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(i)	Payment-in-kind security.
(j)	Floating rate security. Rate shown is the rate in effect at January 31, 2016.
(k)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(m)

On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

(n)

On December 3, 2015, Atlantik SA reorganized and merged, via a reverse merger, with Grajewo SA to form Pfleiderer Grajewo SA. As part of the restructuring, the existing debt positions have, and are expected, to be redeemed in kind to Pfleiderer Grajewo SA common stock, which publicly trades on the Warsaw Stock Exchange.

At January 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,753,957,312
Gross unrealized depreciation	(1,048,626,427)
Net unrealized appreciation	$1,705,330,885

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

AG	—	Aktien Gesellschaft
AS	—	Anonim Sirket
ASA	—	Norwegian Public Limited Company
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PAO	—	Russian Public Joint Stock Company
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Savings Shares
SA	—	Société Anonyme
SAS	—	Société par Actions Simplifiée

Currencies
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.96% due 11/30/20 #	06/22/05	$9,650,406	$1.08
Emin Leydier SA FRN 7.96% due 11/30/20	07/30/09	14,227,973	1.08
Emin Leydier SA #	07/14/09	9,166,547	0.03
Legris Industries SA	04/30/04	23,119,325	22.47

#                 Formerly known as FINEL.

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2016	UNREALIZED APPRECIATION AT JANUARY 31, 2016	UNREALIZED DEPRECIATION AT JANUARY 31, 2016
02/10/16	50,089,000	Euro	$53,895,664	$54,271,723	$—	$(376,059)
03/16/16	35,050,000	Euro	38,510,136	38,011,220	498,916	—
04/13/16	32,350,000	Euro	35,250,663	35,112,235	138,428	—
02/10/16	15,946,000	British Pound	24,121,355	22,721,632	1,399,723	—
03/16/16	17,929,000	British Pound	26,122,499	25,548,904	573,595	—
			$177,900,317	$175,665,714	$2,610,662	$(376,059)

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2015	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2016	MARKET VALUE JANUARY 31, 2016	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$45,371,487	$—	$—
Chofu Seisakusho Company Limited	2,023,800	—	3,600	2,020,200	41,715,329	(2,075)	242,089
Emin Leydier SA #	11,593,581	—	—	11,593,581	376,780	—	—
Fursys, Inc.	872,463	—	—	872,463	25,777,810	—	—
Gaumont SA	364,373	—	—	364,373	21,634,900	—	—
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	138,394,133	—	—
Laurent-Perrier	558,938	—	—	558,938	49,491,716	—	—
Legris Industries SA	896,416	—	—	896,416	20,140,361	—	—
Maezawa Kasei Industries Company Limited	2,045,420	—	—	2,045,420	17,635,594	—	—
Robertet SA	235,837	—	—	235,837	61,397,020	—	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	42,068,415	—	—
Total					$464,003,545	$(2,075)	$242,089

#          Formerly known as FINEL.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	10.13%
Consumer Staples	12.51
Energy	3.08
Financials	13.42
Health Care	6.87
Industrials	13.82
Information Technology	2.74
Materials	10.19
Telecommunication Services	2.66
Total International Common Stocks	75.42
U.S. Common Stock
Materials	0.13
Total U.S. Common Stock	0.13
International Preferred Stock
Consumer Staples	0.05
Total International Preferred Stock	0.05
Investment Company	0.00 *
Right	0.00
Commodity	6.01
Term Loans	0.01
U.S. Bonds
Government Issues	0.43
Total U.S. Bonds	0.43
International Notes and Bonds
Government Issues	2.33
Materials	0.27
Total International Notes and Bonds	2.60
Commercial Paper
International Commercial Paper	5.26
U.S. Commercial Paper	9.69
Total Commercial Paper	14.95
Total Investments	99.60%

*    Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

First Eagle

U.S. Value Fund

Consolidated Schedule of Investments • Period Ended January 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 78.59%

U.S. Common Stocks — 73.72%

Consumer Discretionary 9.30%
1,444,082	Comcast Corporation, Class ‘A’	$22,263,225	$80,449,808
896,174	Omnicom Group, Inc.	33,547,273	65,734,363
546,958	Vista Outdoor, Inc. (a)	7,623,898	26,368,845
359,081	H&R Block, Inc.	6,046,002	12,226,708
63,630	McDonald’s Corporation	5,953,052	7,876,122
76,864	Bed Bath & Beyond, Inc. (a)	4,681,439	3,318,219
30,818	Tiffany & Company	1,878,541	1,967,421
		81,993,430	197,941,486
Consumer Staples 1.51%
290,726	Colgate-Palmolive Company	11,156,933	19,632,727
173,177	Wal-Mart Stores, Inc.	7,728,121	11,492,026
77,388	Limoneira Company	1,488,691	973,541
		20,373,745	32,098,294
Energy 5.16%
1,213,178	National Oilwell Varco, Inc.	76,683,561	39,476,812
902,390	FMC Technologies, Inc. (a)	32,134,288	22,695,108
455,405	ConocoPhillips	16,534,414	17,797,227
533,372	Devon Energy Corporation	29,680,933	14,881,079
874,689	San Juan Basin Royalty Trust	14,844,140	5,440,566
63,037	Phillips 66	4,957,476	5,052,416
96,554	SEACOR Holdings, Inc. (a)	6,036,566	4,442,449
		180,871,378	109,785,657
Financials 20.63%
1,666,394	Bank of New York Mellon Corporation	37,021,954	60,356,791
879,403	American Express Company	40,907,769	47,048,060
232	Berkshire Hathaway, Inc., Class ‘A’ (a)	20,808,124	45,091,532
92,464	Alleghany Corporation (a)	26,401,085	44,190,395
909,608	BB&T Corporation	21,844,946	29,707,797
731,095	Plum Creek Timber Company, Inc., REIT	25,846,382	29,616,658
724,595	U.S. Bancorp	17,621,199	29,027,276
492,551	Cincinnati Financial Corporation	12,163,643	28,385,714
938,194	Weyerhaeuser Company, REIT	15,216,127	24,027,148
450,471	WR Berkley Corporation	12,069,597	22,591,121
358,161	American International Group, Inc.	18,743,025	20,228,933
614,999	Synchrony Financial (a)	18,851,568	17,478,272

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 73.72% — (continued)

Financials 20.63% — (continued)
485,877	Brown & Brown, Inc.	$15,072,951	$14,697,779
193,856	Visa, Inc., Class ‘A’	3,493,897	14,440,333
137,851	Mastercard, Inc., Class ‘A’	2,769,595	12,272,875
		288,831,862	439,160,684
Health Care 1.70%
113,913	Anthem, Inc.	4,173,977	14,864,507
158,809	Varian Medical Systems, Inc. (a)	12,177,405	12,248,938
85,751	Johnson & Johnson	4,929,152	8,955,835
		21,280,534	36,069,280
Industrials 13.65%
329,457	3M Company	21,824,955	49,748,007
568,873	Cintas Corporation	13,450,015	48,877,568
801,039	Flowserve Corporation	38,323,758	30,952,147
297,110	Orbital ATK, Inc.	7,667,394	26,808,235
107,985	Lockheed Martin Corporation	7,506,057	22,784,835
312,435	Union Pacific Corporation	25,564,175	22,495,320
271,895	Deere & Company	22,113,579	20,938,634
96,076	WW Grainger, Inc.	20,956,664	18,897,188
90,245	Northrop Grumman Corporation	4,795,485	16,700,740
486,109	Timken Company	19,040,145	12,906,194
741,908	NOW, Inc. (a)	21,646,553	10,060,273
103,917	Cummins, Inc.	9,221,673	9,341,099
		212,110,453	290,510,240
Information Technology 17.70%
2,299,321	Oracle Corporation	66,498,422	83,488,346
1,420,780	Microsoft Corporation	33,455,467	78,270,770
1,033,055	Intel Corporation	17,782,652	32,045,366
738,921	Linear Technology Corporation	18,027,441	31,574,094
1,295,305	Teradata Corporation (a)	52,590,563	31,527,724
590,022	Xilinx, Inc.	23,817,911	29,660,406
1,191,749	Comtech Telecommunications Corporation (b)	39,015,758	23,262,940
30,380	Alphabet, Inc., Class ‘A’ (a)	14,488,362	23,129,813
15,888	Alphabet, Inc., Class ‘C’ (a)	3,787,101	11,803,990
133,795	Automatic Data Processing, Inc.	4,162,893	11,117,027
193,008	Texas Instruments, Inc.	9,095,627	10,215,913
162,313	CommVault Systems, Inc. (a)	7,749,772	6,089,984
48,662	F5 Networks, Inc. (a)	4,394,271	4,563,522
		294,866,240	376,749,895
Materials 2.83%
356,421	Scotts Miracle-Gro Company, Class ‘A’	15,033,069	24,478,994
114,172	Vulcan Materials Company	4,250,362	10,069,970
79,413	Praxair, Inc.	8,186,437	7,941,300
63,197	Martin Marietta Materials, Inc.	4,891,411	7,936,279

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 73.72% — (continued)

Materials 2.83% — (continued)
121,921	Royal Gold, Inc.	$7,844,609	$3,632,027
65,603	Deltic Timber Corporation	2,989,874	3,602,917
325,000	Tahoe Resources, Inc.	2,498,865	2,524,092
		45,694,627	60,185,579
Utilities 1.24%
445,669	UGI Corporation	14,796,530	15,152,746
162,925	IDACorp, Inc.	4,965,348	11,337,951
		19,761,878	26,490,697
Total U.S. Common Stocks		1,165,784,147	1,568,991,812

International Common Stocks — 4.87%
Africa 0.07%
21,756	Randgold Resources Limited, ADR	1,296,963	1,538,585

Australia 0.62%
1,444,573	Newcrest Mining Limited (a)	20,119,755	13,168,470

Canada 3.31%
1,189,170	Potash Corporation of Saskatchewan, Inc.	43,376,968	19,383,471
706,457	Canadian Natural Resources Limited	19,970,253	15,123,596
481,259	Agnico-Eagle Mines Limited	18,495,461	14,263,597
867,976	Goldcorp, Inc.	24,213,068	9,842,848
155,814	Franco-Nevada Corporation	6,600,119	6,899,238
152,263	Suncor Energy, Inc.	3,811,532	3,606,315
41,525	Imperial Oil Limited	1,230,500	1,273,109
		117,697,901	70,392,174
United Kingdom 0.87%
161,294	Willis Towers Watson PLC	11,232,685	18,463,324
Total International Common Stocks		150,347,304	103,562,553
Total Common Stocks		1,316,131,451	1,672,554,365

Investment Company — 0.00*%
16,505	State Street Institutional U.S. Government Money Market Fund, Premier Class	16,505	16,505

Warrant — 0.33%

United States 0.33%
371,133	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	3,885,193	6,988,434

OUNCES

Commodity — 8.20%
156,195	Gold bullion (a)	186,047,980	174,600,178

PRINCIPAL

U.S. Bonds — 0.47%

Government Agency 0.15%
$3,294,000	Federal Home Loan Bank 0.178% due 02/05/16	3,293,936	3,293,905

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds — 0.32%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (c)	$529,013	$537,239
6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	6,550,131	6,263,965
Total U.S. Corporate Bonds		7,079,144	6,801,204
Total U.S. Bonds		10,373,080	10,095,109

U.S. Treasury Bills — 4.70%
40,000,000	U.S. Treasury Bill 0.01% due 02/04/16	39,999,983	39,999,400
30,000,000	U.S. Treasury Bill 0.11% due 02/18/16	29,998,513	29,997,030
30,000,000	U.S. Treasury Bill 0.13% due 02/11/16	29,998,958	29,998,260
Total U.S. Treasury Bills		99,997,454	99,994,690

Commercial Paper — 7.94%

International Commercial Paper — 1.93%

France 0.60%
12,741,000 USD	GDF Suez SA 0.56% due 02/18/16	12,737,691	12,738,261

Germany 0.07%
1,410,000 USD	Siemens Company 0.36% due 03/17/16	1,409,383	1,409,278

Italy 0.73%
15,618,000 USD	Eni S.p.A. 0.61% due 02/01/16	15,618,000	15,617,642

Japan 0.30%
6,379,000 USD	Hitachi Limited 0.56% due 02/01/16	6,379,000	6,378,774

Switzerland 0.23%
2,199,000 USD	Nestlé SA 0.16% due 02/10/16	2,198,912	2,198,781
2,821,000 USD	Nestlé SA 0.49% due 04/19/16	2,818,067	2,818,074
Total International Commercial Paper		41,161,053	41,160,810

U.S. Commercial Paper — 6.01%
$1,410,000	Abbott Laboratories 0.20% due 02/09/16	1,409,937	1,409,910
10,552,000	Coca-Cola Company 0.49% due 04/11/16	10,542,152	10,541,537
15,243,000	Duke Energy Corporation 0.97% due 02/04/16	15,241,793	15,241,892
6,429,000	Exxon Mobil Corporation 0.34% due 02/02/16	6,428,941	6,428,787
3,404,000	Google, Inc. 0.38% due 03/22/16	3,402,251	3,401,930
20,000,000	Intel Corporation 0.46% due 03/23/16	19,987,250	19,988,240
8,571,000	Intel Corporation 0.51% due 04/26/16	8,560,881	8,561,635
17,375,000	Johnson & Johnson 0.37% due 02/02/16	17,374,826	17,374,730
2,383,000	Medtronic, Inc. 0.71% due 03/24/16	2,380,591	2,381,205
1,667,000	Pfizer, Inc. 0.46% due 04/20/16	1,665,354	1,665,234
5,147,000	Qualcomm, Inc. 0.18% due 02/02/16	5,146,974	5,146,829
5,957,000	Qualcomm, Inc. 0.18% due 02/03/16	5,956,940	5,956,749
3,125,000	United Healthcare Company 0.66% due 02/09/16	3,124,549	3,124,594

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 6.01% — (continued)
$26,641,000	United Healthcare Company 0.86% due 03/17/16	$26,613,027	$26,623,808
Total U.S. Commercial Paper		127,835,466	127,847,080
Total Commercial Paper		168,996,519	169,007,890
Total Investments — 100.23% (Cost: $1,785,448,182)			2,133,257,171
Liabilities in Excess of Other Assets — (0.23)%			(4,930,356)
Net Assets — 100.00%			$2,128,326,815

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At January 31, 2016, the value of these securities amounted to $537,239 or 0.03% of net assets.
(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At January 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$564,545,575
Gross unrealized depreciation	(216,736,586)
Net unrealized appreciation	$347,808,989

Abbreviations used in this schedule include:

ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SA	— Société Anonyme
S.p.A.	— Società per Azioni

Currency

USD	— United States Dollar

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2015	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2016	MARKET VALUE JANUARY 31, 2016	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Comtech Telecommunications Corporation	1,191,749	—	—	1,191,749	$23,262,940	$—	$357,525

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	9.30%
Consumer Staples	1.51
Energy	5.16
Financials	20.63
Health Care	1.70
Industrials	13.65
Information Technology	17.70
Materials	2.83
Utilities	1.24
Total U.S. Common Stocks	73.72
International Common Stocks
Energy	0.94
Financials	0.87
Materials	3.06
Total International Common Stocks	4.87
Investment Company	0.00 *
Warrant	0.33
Commodity	8.20
U.S. Bonds
Consumer Discretionary	0.03
Energy	0.29
Government Issues	0.15
Total U.S. Bonds	0.47
U.S. Treasury Bills	4.70
Commercial Paper
International Commercial Paper	1.93
U.S. Commercial Paper	6.01
Total Commercial Paper	7.94
Total Investments	100.23%

*    Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended January 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 70.28%

International Common Stocks — 58.06%

Africa 6.85%
713,177	Randgold Resources Limited, ADR	$11,769,834	$50,435,878

Australia 5.87%
4,688,004	Newcrest Mining Limited (a)	113,771,023	42,735,010
6,800,000	St. Augustine Gold and Copper Limited (a)(b)(c)	6,754,606	521,807
		120,525,629	43,256,817
Canada 33.82%
930,861	Franco-Nevada Corporation	16,809,052	41,217,294
1,203,963	Agnico-Eagle Mines Limited	39,293,081	35,683,164
3,480,401	Barrick Gold Corporation	87,358,875	34,490,774
2,937,945	Goldcorp, Inc.	80,182,054	33,316,296
9,407,331	New Gold, Inc. (a)	22,269,492	23,167,458
6,443,257	Eldorado Gold Corporation	64,771,164	14,625,996
1,399,893	Osisko Gold Royalties Limited	18,208,152	14,229,764
7,904,996	IAMGOLD Corporation (a)	20,994,354	11,511,308
851,221	Detour Gold Corporation (a)	10,114,628	10,353,920
1,354,200	MAG Silver Corporation (a)	8,710,907	8,873,978
4,801,889	Kinross Gold Corporation (a)	37,650,637	7,875,098
7,700,300	B2Gold Corporation (a)	10,477,836	5,881,448
1,620,300	Primero Mining Corporation (a)	7,188,626	4,036,582
5,093,970	Dundee Precious Metals, Inc. (a)	9,291,866	3,890,747
		433,320,724	249,153,827
Mexico 7.96%
4,368,583	Fresnillo PLC	19,185,204	44,942,989
1,434,150	Industrias Peñoles S.A.B. de C.V.	4,579,993	13,677,510
		23,765,197	58,620,499

South Africa 3.56%
2,019,555	AngloGold Ashanti Limited, ADR (a)	45,864,060	17,125,826
2,681,635	Gold Fields Limited, ADR	11,637,005	9,117,559
		57,501,065	26,243,385
Total International Common Stocks		646,882,449	427,710,406

U.S. Common Stocks — 12.22%

Materials 12.22%
4,317,336	Tahoe Resources, Inc. (b)	49,941,700	33,530,313
1,438,306	Newmont Mining Corporation	48,693,958	28,708,588
932,171	Royal Gold, Inc.	17,941,213	27,769,374
Total U.S. Common Stocks		116,576,871	90,008,275
Total Common Stocks		763,459,320	517,718,681

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

Investment Company — 0.00*%
30,643	State Street Institutional U.S. Government Money Market Fund, Premier Class	$30,643	$30,643

OUNCES

Commodities — 21.84%
113,188	Gold bullion (a)	47,766,581	126,525,726
2,410,529	Silver bullion (a)	45,269,153	34,381,382
Total Commodities		93,035,734	160,907,108

PRINCIPAL

International Convertible Bond — 3.29%

Canada 3.29%
25,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (c)(d)(e)	25,000,000	24,250,000

International Commercial Paper — 4.43%
Italy 3.14%
23,141,000 USD	Eni S.p.A. 0.61% due 02/01/16	23,141,000	23,140,470

Japan 1.29%
9,452,000 USD	Hitachi Limited 0.56% due 02/01/16	9,452,000	9,451,665
Total International Commercial Paper		32,593,000	32,592,135
Total Investments — 99.84% (Cost: $914,118,697)			735,498,567
Other Assets in Excess of Liabilities — 0.16%			1,186,875
Net Assets — 100.00%			$736,685,442

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)	Security is deemed illiquid. At January 31, 2016, the value of these securities amounted to $24,771,807 or 3.36% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $24,250,000 or 3.29% of net assets.
(e)	This security is convertible until November 30, 2017.

At January 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$187,817,223
Gross unrealized depreciation	(366,437,353)
Net unrealized depreciation	$(178,620,130)

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
S.p.A.	—	Società per Azioni

Currency
USD	—	United States Dollar

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Materials	58.06%
Total International Common Stocks	58.06
U.S. Common Stocks
Materials	12.22
Total U.S. Common Stocks	12.22
Investment Company	0.00 *
Commodities	21.84
International Convertible Bond
Materials	3.29
Total International Convertible Bond	3.29
International Commercial Paper	4.43
Total Investments	99.84%

*            Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended January 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 54.94%

International Common Stocks — 38.88%

Austria 0.92% (a)
90,832	Mayr Melnhof Karton AG	$10,042,057	$10,307,540

Belgium 0.68% (a)
100,327	Groupe Bruxelles Lambert SA	8,638,231	7,627,669

Bermuda 1.88% (a)
256,700	Jardine Matheson Holdings Limited	14,265,258	13,485,685
537,434	Hiscox Limited	6,659,513	7,633,238
		20,924,771	21,118,923
Brazil 0.13%
4,245,517	Brasil Brokers Participacoes SA (b)	5,221,651	1,496,620

Canada 3.39%
1,152,176	TransAlta Renewables, Inc.	12,028,927	8,208,092
703,505	Goldcorp, Inc.	16,611,038	7,977,747
244,376	Agnico-Eagle Mines Limited	6,687,561	7,242,838
348,482	Potash Corporation of Saskatchewan, Inc.	11,814,061	5,680,257
315,020	Cenovus Energy, Inc.	8,750,879	3,871,596
63,658	Franco-Nevada Corporation	2,551,899	2,818,692
95,933	Suncor Energy, Inc.	2,403,325	2,272,151
		60,847,690	38,071,373
Chile 0.63%
312,465	Cia Cervecerias Unidas SA, ADR	6,593,140	6,746,119
200,388	Quinenco SA	413,623	356,732
		7,006,763	7,102,851
Denmark 0.59% (a)
187,990	ISS AS	6,199,096	6,646,055

France 7.54% (a)
489,378	Bouygues SA	15,371,767	19,156,273
219,363	Danone SA	14,766,930	15,108,704
152,429	Sanofi	14,870,336	12,676,097
192,579	Total SA	10,614,034	8,554,532
205,882	Cie de Saint-Gobain	10,141,898	8,485,274
218,406	Carrefour SA	6,622,071	6,216,010
481,726	Rexel SA	7,454,761	5,704,936
39,029	Thermador Groupe	3,288,696	3,663,041
115,658	Neopost SA	7,812,283	2,767,987

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.88% — (continued)

France 7.54% — (continued)
43,918	Legrand SA	$2,160,460	$2,419,027
		93,103,236	84,751,881
Germany 1.51% (a)
177,786	HeidelbergCement AG	13,489,588	13,096,282
197,473	Hamburger Hafen und Logistik AG	4,717,771	2,744,295
120,109	SMT Scharf AG (b)(c)	3,295,905	1,164,566
		21,503,264	17,005,143
Hong Kong 4.07%
12,987,500	Mandarin Oriental International Limited	22,128,977	17,533,125
3,395,820	Hopewell Holdings Limited (a)	11,786,990	10,305,309
2,979,345	Hang Lung Properties Limited (a)	8,683,358	5,518,902
1,791,341	Great Eagle Holdings Limited (a)	6,085,654	5,066,205
1,251,000	Hysan Development Company Limited (a)	5,783,535	4,871,468
3,954,292	Hopewell Highway Infrastructure Limited (a)	1,911,216	1,820,889
67,700	Guoco Group Limited (a)(c)	589,955	684,974
		56,969,685	45,800,872
Ireland 0.47% (a)
199,461	CRH PLC	4,836,863	5,316,684

Israel 0.11% (a)
318,065	Israel Chemicals Limited	3,160,135	1,281,854

Italy 0.63%
213,593	Eni S.p.A (a)	4,141,174	3,099,688
261,853	Italcementi S.p.A.	968,200	2,933,101
41,871	Recordati S.p.A. (a)	355,865	1,037,779
		5,465,239	7,070,568
Japan 2.57% (a)
463,800	KDDI Corporation	9,272,975	11,744,625
508,800	Astellas Pharma, Inc.	5,165,702	7,045,130
153,700	Sompo Japan Nipponkoa Holdings, Inc.	3,442,413	4,558,246
115,900	Hoya Corporation	2,425,256	4,474,003
108,500	Dexerials Corporation	1,158,337	1,073,182
		21,464,683	28,895,186
Mexico 0.25% (a)
270,387	Fresnillo PLC	4,330,289	2,798,748

Netherlands 1.84% (a)
346,853	Sligro Food Group NV	12,977,618	12,713,474
45,303	HAL Trust (c)	5,857,372	8,021,075
		18,834,990	20,734,549
New Zealand 0.27% (a)
1,038,935	SKY Network Television Limited	4,011,307	3,085,857

Norway 0.76% (a)
1,056,341	Orkla ASA	8,431,052	8,557,854

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.88% — (continued)

Romania 0.10%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (d)(e)	$1,850,000	$1,130,000

Russia 0.22% (a)
687,492	Gazprom PAO, ADR	5,077,143	2,483,810

Singapore 1.93% (a)
24,584,698	Asian Pay Television Trust	15,163,351	10,726,322
10,157,800	Frasers Commercial Trust, REIT	10,283,730	8,307,356
8,325,700	Overseas Education Limited	5,229,085	2,718,055
		30,676,166	21,751,733
South Korea 0.68% (a)
88,279	KT&G Corporation	6,807,678	7,645,323

Sweden 0.62% (a)
210,953	Investor AB, Class ‘A’ (c)	6,088,519	6,931,152

Switzerland 2.10% (a)
272,163	Nestlé SA	19,265,898	20,050,891
9,091	APG SGA SA	2,679,720	3,535,158
		21,945,618	23,586,049
Thailand 0.44% (a)
952,800	Bangkok Bank PCL, NVDR	5,265,666	4,089,455
1,762,000	Thai Beverage PCL	512,015	843,420
		5,777,681	4,932,875
United Kingdom 4.55%
812,871	GlaxoSmithKline PLC (a)	19,711,937	16,745,521
228,239	British American Tobacco PLC (a)	12,684,188	12,718,264
2,208,461	WM Morrison Supermarkets PLC (a)	8,738,740	5,524,205
203,891	Diageo PLC (a)	5,467,516	5,489,052
1,230,305	Mitie Group PLC (a)	5,426,875	4,970,434
782,467	esure Group PLC (a)	2,527,920	2,803,816
15,942	Willis Towers Watson PLC	1,787,756	1,824,881
447,029	Brammer PLC (a)	1,267,359	1,081,670
		57,612,291	51,157,843
Total International Common Stocks		496,826,098	437,289,012

U.S. Common Stocks — 16.06%

Consumer Discretionary 1.21%
81,133	Omnicom Group, Inc.	6,041,414	5,951,106
100,083	H&R Block, Inc.	2,262,066	3,407,826
27,227	McDonald’s Corporation	2,459,807	3,370,158
13,185	Tiffany & Company	803,589	841,730
		11,566,876	13,570,820
Consumer Staples 0.88%
93,798	Wal-Mart Stores, Inc.	7,054,864	6,224,435

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 16.06% — (continued)

Consumer Staples 0.88% — (continued)
55,190	Colgate-Palmolive Company	$3,193,019	$3,726,981
		10,247,883	9,951,416
Energy 1.42%
185,742	ConocoPhillips	11,959,902	7,258,797
135,885	National Oilwell Varco, Inc.	8,432,102	4,421,698
356,080	San Juan Basin Royalty Trust	6,002,453	2,214,818
25,373	Phillips 66	1,996,684	2,033,646
		28,391,141	15,928,959
Financials 2.64%
333,035	Plum Creek Timber Company, Inc., REIT	14,059,638	13,491,248
246,276	Weyerhaeuser Company, REIT	6,990,116	6,307,128
141,299	BB&T Corporation	5,038,849	4,614,825
54,038	Cincinnati Financial Corporation	2,380,622	3,114,210
40,067	American Express Company	2,239,196	2,143,585
		30,708,421	29,670,996
Industrials 3.40%
52,450	3M Company	6,644,905	7,919,950
95,254	Deere & Company	7,677,276	7,335,510
72,028	Union Pacific Corporation	5,901,724	5,186,016
25,361	WW Grainger, Inc.	5,539,276	4,988,255
19,476	Lockheed Martin Corporation	2,084,740	4,109,436
111,023	Timken Company	4,164,578	2,947,661
15,646	Northrop Grumman Corporation	1,689,070	2,895,449
74,025	Flowserve Corporation	2,932,490	2,860,326
		36,634,059	38,242,603
Information Technology 5.70%
347,868	Microsoft Corporation	11,245,894	19,164,048
257,911	Xilinx, Inc.	10,623,658	12,965,186
225,889	Oracle Corporation	9,541,921	8,202,029
410,673	Comtech Telecommunications Corporation	13,924,189	8,016,337
127,742	Linear Technology Corporation	4,746,932	5,458,416
149,163	Intel Corporation	3,402,872	4,627,036
70,601	Texas Instruments, Inc.	3,327,465	3,736,911
23,240	Automatic Data Processing, Inc.	1,181,513	1,931,012
		57,994,444	64,100,975
Materials 0.42%
27,686	Praxair, Inc.	2,859,576	2,768,600
66,653	Royal Gold, Inc.	3,676,060	1,985,593
		6,535,636	4,754,193
Utilities 0.39%
127,584	UGI Corporation	4,234,335	4,337,856
Total U.S. Common Stocks		186,312,795	180,557,818

Total Common Stocks		683,138,893	617,846,830

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Preferred Stocks — 0.16%

Financials 0.16%
67,936	MetLife, Inc., Series ‘A’	$1,637,203	$1,648,127
4,712	General American Investors Company, Inc., Series ‘B’	122,920	124,680
Total U.S. Preferred Stocks		1,760,123	1,772,807

Investment Company — 0.00*%
10,603	State Street Institutional U.S. Government Money Market Fund, Premier Class	10,603	10,603

OUNCES

Commodity — 1.43%
14,342	Gold bullion (b)	18,411,922	16,032,626

PRINCIPAL

Bonds — 34.22%

U.S. Corporate Bonds — 21.83%
$17,895,000	ACCO Brands Corporation 6.75% due 04/30/20	18,367,221	18,409,481
7,668,000	Aerojet Rocketdyne Holdings, Inc. 7.125% due 03/15/21	7,953,892	7,783,020
2,281,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,338,131	2,295,256
4,392,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	4,470,107	4,392,000
4,500,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	2,508,996	1,597,500
1,722,000	Basic Energy Services, Inc. 7.75% due 02/15/19 (c)	1,306,542	458,052
17,487,000	Bi-Lo LLC 9.25% due 02/15/19 (d)	17,475,747	16,612,650
6,624,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,718,833	6,267,960
10,827,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	10,751,950	10,366,852
7,422,000	Cloud Peak Energy Resources LLC 6.375% due 03/15/24	6,761,663	1,911,165
6,988,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19	6,305,310	2,900,020
7,634,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	7,746,938	4,599,485
2,190,000	DCP Midstream LLC 4.75% due 09/30/21 (d)	2,086,243	1,561,266
7,128,000	DCP Midstream LLC 5.35% due 03/15/20 (d)	6,889,790	5,827,005
6,633,000	Dollar Tree, Inc. 5.75% due 03/01/23 (d)	6,897,533	6,989,524
3,374,000	EP Energy LLC 6.375% due 06/15/23	1,180,900	1,180,900
4,473,000	EP Energy LLC 9.375% due 05/01/20	4,734,200	1,901,025
1,000,000	Frontier Communications Corporation 6.25% due 09/15/21	1,000,000	842,500
6,911,000	Frontier Communications Corporation 8.50% due 04/15/20	7,542,649	6,850,529
6,440,000	Frontier Communications Corporation 8.875% due 09/15/20 (d)	6,484,522	6,464,150
10,972,000	GameStop Corporation 5.50% due 10/01/19 (d)	11,009,404	10,738,845
7,933,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (d)	8,025,052	6,604,223
1,037,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (d)	1,027,268	968,299
2,626,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (d)	2,644,840	2,711,345
1,965,000	Joy Global, Inc. 5.125% due 10/15/21	1,409,888	1,405,443
10,530,000	KLX, Inc. 5.875% due 12/01/22 (d)	10,479,416	9,844,497
8,096,000	Landry’s, Inc. 9.375% due 05/01/20 (d)	8,488,361	8,551,400
5,000,000	Outerwall, Inc. 5.875% due 06/15/21	5,000,000	3,962,500

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 21.83% — (continued)
$6,475,000	Outerwall, Inc. 6.00% due 03/15/19	$6,519,543	$5,625,156
7,165,000	Parker Drilling Company 6.75% due 07/15/22	6,161,640	4,334,825
6,200,000	PHH Corporation 6.375% due 08/15/21	6,258,395	5,378,500
1,850,000	PHH Corporation 7.375% due 09/01/19	1,888,744	1,780,625
3,927,000	Plantronics, Inc. 5.50% due 05/31/23 (d)	3,920,416	3,956,453
3,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (d)	3,590,792	3,661,350
8,563,000	Post Holdings, Inc. 7.375% due 02/15/22	8,875,640	9,023,261
3,009,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (d)	2,989,292	3,046,613
1,520,000	Spectrum Brands, Inc. 5.75% due 07/15/25 (d)	1,520,000	1,558,000
13,774,000	Sprint Capital Corporation 6.90% due 05/01/19	10,204,240	11,019,200
7,339,000	Sprint Communications, Inc. 6.00% due 12/01/16	7,335,434	7,283,957
4,616,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (d)	4,631,274	4,315,960
6,321,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	6,299,872	5,850,086
6,379,000	Valeant Pharmaceuticals International, Inc. 7.00% due 10/01/20 (d)	6,426,814	6,283,315
7,389,000	Vista Outdoor, Inc. 5.875% due 10/01/23 (d)	7,428,264	7,518,307
7,092,000	Vulcan Materials Company 4.50% due 04/01/25	7,117,144	7,038,810
509,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (d)	506,547	508,109
3,504,000	ZF North America Capital, Inc. 4.50% due 04/29/22 (d)	3,473,153	3,376,980
Total U.S. Corporate Bonds		272,752,600	245,556,399

International Bonds — 12.39%

International Corporate Bonds — 10.87%

Australia 1.58%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (c)(d)	4,308,621	3,132,447
15,238,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (d)	15,611,278	14,628,480
		19,919,899	17,760,927

Bermuda 1.22%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	898,796
4,919,000 USD	Aircastle Limited 5.50% due 02/15/22	5,052,863	4,894,405
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	5,122,754	5,126,245
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,667,066	2,764,875
		13,733,683	13,684,321
Canada 2.83%
10,031,000 USD	New Gold, Inc. 6.25% due 11/15/22 (d)	9,583,246	7,498,173
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (d)	507,310	417,500
7,627,000 USD	Open Text Corporation 5.625% due 01/15/23 (d)	7,631,698	7,588,865

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 10.87% — (continued)

Canada 2.83% — (continued)
11,175,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	$11,222,825	$7,263,750
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,485	276,000
4,536,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	4,361,253	3,345,300
5,455,000 USD	Valeant Pharmaceuticals International, Inc. 6.75% due 08/15/18 (d)	5,460,960	5,431,134
		39,167,777	31,820,722
France 2.13%
3,000,000 USD	Numericable-SFR SAS 4.875% due 05/15/19 (d)	2,960,015	2,977,500
9,846,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (d)	9,885,139	9,698,310
11,427,000 USD	Rexel SA 5.25% due 06/15/20 (d)	11,558,338	11,255,595
		24,403,492	23,931,405
Israel 0.24%
2,507,373 USD	B Communications Limited 7.375% due 02/15/21 (d)	2,566,680	2,718,243

Netherlands 1.01%
4,590,000 USD	Schaeffler Holding Finance BV 6.25% due 11/15/19 (d)(f)	4,804,746	4,785,075
6,449,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (d)(f)	6,590,538	6,626,348
		11,395,284	11,411,423
Sweden 0.99%
6,019,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (d)	6,057,205	5,883,572
3,950,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (d)	5,177,713	4,178,479
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (g)	1,292,107	1,057,843
		12,527,025	11,119,894
United Kingdom 0.87%
1,561,000 USD	Anglo American Capital PLC 2.625% due 04/03/17 (d)	1,421,333	1,432,218
2,357,000 USD	Anglo American Capital PLC 2.625% due 09/27/17 (d)	2,055,513	2,050,590
5,206,000 USD	Anglo American Capital PLC 9.375% due 04/08/19 (d)	4,571,633	4,177,815

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 10.87% — (continued)

United Kingdom 0.87% — (continued)
2,210,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (d)	$2,198,211	$2,176,850
		10,246,690	9,837,473
Total International Corporate Bonds		133,960,530	122,284,408

International Government Bonds — 1.52%

Mexico 0.64%
129,730,000 MXN	Mexican Bonos 4.75% due 06/14/18	8,527,677	7,212,395

Singapore 0.88%
12,124,000 SGD	Singapore Government Bond 2.375% due 04/01/17	9,287,533	8,649,180
1,568,000 SGD	Singapore Government Bond 3.25% due 09/01/20	1,246,314	1,174,954
		10,533,847	9,824,134
Total International Government Bonds		19,061,524	17,036,529
Total International Bonds		153,022,054	139,320,937
Total Bonds		425,774,654	384,877,336

Term Loans — 3.71%

United States 3.71%
1,379,069 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	1,375,436	541,285
4,937,500 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (c)	4,859,256	3,357,500
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20 (c)	6,675,059	2,711,200
6,419,063 USD	Drillships Ocean Ventures, Inc., Term Loan B 5.50% due 07/25/21	4,266,364	2,492,714
11,876,086 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	11,833,204	11,594,029
5,631,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21 (c)	5,610,119	3,097,050
7,382,525 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	7,381,313	7,124,137
7,611,442 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19 (c)	7,593,248	6,621,954
6,095,540 USD	Osum Productions Corporation 6.50% due 07/28/20 (c)	5,972,778	2,742,993
1,418,500 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21	1,420,981	1,417,989
Total Term Loans		56,987,758	41,700,851

International Commercial Paper — 4.82%

Italy 3.42%
38,494,000 USD	Eni S.p.A. 0.61% due 02/01/16	38,494,000	38,493,118

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.82% — (continued)

Japan 1.40%
15,723,000 USD	Hitachi Limited 0.56% due 02/01/16	$15,723,000	$15,722,443
Total International Commercial Paper		54,217,000	54,215,561
Total Investments — 99.28% (Cost: $1,240,300,953)			1,116,456,614
Other Assets in Excess of Liabilities — 0.72%			8,105,793
Net Assets — 100.00%			$1,124,562,407

*	Less than 0.01%
(a)	Securities with a total market value equal to $367,197,061 have been fair valued based on fair value adjustment factors at January 31, 2016.
(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At January 31, 2016, the value of these securities amounted to $38,922,963 or 3.46% of net assets.
(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $1,130,000 or 0.10% of net assets.
(f)	Payment-in-kind security.
(g)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$47,689,073
Gross unrealized depreciation	(171,533,412)
Net unrealized depreciation	$(123,844,339)

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
AG	—	Aktien Gesellschaft
AS	—	Anonim Sirket
ASA	—	Norwegian Public Limited Company
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
PAO	—	Russian Public Joint Stock Company
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SA	—	Société Anonyme
S.p.A.	—	Società per Azioni
SAS	—	Société par Actions Simplifiée

Currencies
EUR	—	Euro
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2016	UNREALIZED APPRECIATION AT JANUARY 31, 2016	UNREALIZED DEPRECIATION AT JANUARY 31, 2016
02/10/16	7,694,000	Euro	$8,278,729	$8,336,494	$—	$(57,765)
03/16/16	2,920,000	Euro	3,208,262	3,166,698	41,564	—
04/13/16	7,721,000	Euro	8,413,304	8,380,265	33,039	—
02/10/16	605,000	British Pound	915,177	862,071	53,106	—
03/16/16	1,604,000	British Pound	2,337,023	2,285,707	51,316	—
			$23,152,495	$23,031,235	$179,025	$(57,765)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

	PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	3.34%
Consumer Staples	9.03
Energy	1.91
Financials	6.16
Health Care	3.74
Industrials	7.29
Information Technology	0.35
Materials	5.29
Telecommunication Services	1.04
Utilities	0.73
Total International Common Stocks	38.88
U.S. Common Stocks
Consumer Discretionary	1.21
Consumer Staples	0.88
Energy	1.42
Financials	2.64
Industrials	3.40
Information Technology	5.70
Materials	0.42
Utilities	0.39
Total U.S. Common Stocks	16.06
U.S. Preferred Stocks
Financials	0.16
Total U.S. Preferred Stocks	0.16
Investment Company	0.00	*
Commodity	1.43
U.S. Corporate Bonds
Consumer Discretionary	7.89
Consumer Staples	2.61
Energy	3.26
Financials	1.18
Industrials	3.10
Telecommunication Services	3.79
Total U.S. Corporate Bonds	21.83

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

International Corporate Bonds
Consumer Discretionary	1.68
Energy	0.67
Financials	1.50
Industrials	1.00
Information Technology	1.80
Materials	3.98
Telecommunication Services	0.24
Total International Corporate Bonds	10.87
International Government Bonds
Government Issues	1.52
Total International Government Bonds	1.52
Term Loans	3.71
International Commercial Paper	4.82
Total Investments	99.28%

*            Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended January 31, 2016 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 77.62%

U.S. Corporate Bonds — 57.81%
$12,009,000	ACCO Brands Corporation 6.75% due 04/30/20 (a)	$12,220,590	$12,354,259
8,407,000	Aerojet Rocketdyne Holdings, Inc. 7.125% due 03/15/21	8,645,638	8,533,105
8,085,000	Alliance One International, Inc. 9.875% due 07/15/21	6,864,399	6,407,362
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	2,927,181
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,308,517	3,278,000
3,763,000	Antero Resources Corporation 5.375% due 11/01/21	3,791,013	3,189,143
8,582,000	Antero Resources Corporation 5.625% due 06/01/23 (b)	8,587,350	7,123,060
3,319,000	Argos Merger Sub, Inc. 7.125% due 03/15/23 (b)	3,319,000	3,343,893
5,156,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (b)	5,405,409	5,259,120
6,685,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21 (c)	6,735,602	977,681
5,533,000	Atlas Energy Holdings Operating Company LLC 9.25% due 08/15/21 (c)	2,392,305	926,778
7,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	6,098,229	2,613,865
2,841,000	Basic Energy Services, Inc. 7.75% due 02/15/19 (c)	2,489,662	755,706
3,031,000	Basic Energy Services, Inc. 7.75% due 10/15/22	3,031,000	788,060
13,861,000	Bi-Lo LLC 8.625% due 09/15/18 (b)(d)	13,139,324	9,148,260
12,788,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	13,026,174	12,148,600
12,954,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17 (c)	12,869,349	9,715,500
450,000	Carrizo Oil & Gas, Inc. 6.25% due 04/15/23	450,000	314,438
2,841,000	CCO Holdings LLC 6.625% due 01/31/22	2,895,365	3,011,460
465,000	CCO Safari II LLC 4.908% due 07/23/25 (b)	465,000	465,461
8,124,000	CEC Entertainment, Inc. 8.00% due 02/15/22	8,154,229	7,027,260
1,353,000	Centene Escrow Corporation 5.625% due 02/15/21 (b)	1,353,000	1,376,678
3,984,000	CenturyLink, Inc. Series ‘S’ 6.45% due 06/15/21	4,120,335	3,881,930
6,468,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,544,983	6,120,345
6,444,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	6,368,724	6,170,130
3,107,000	Cloud Peak Energy Resources LLC 6.375% due 03/15/24	3,118,721	800,053
8,249,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19	6,746,829	3,423,335
600,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	577,019	380,250
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	6,879,868	4,069,888
4,372,000	DaVita HealthCare Partners, Inc. 5.00% due 05/01/25	4,390,135	4,300,955
11,909,000	DFC Finance Corporation 10.50% due 06/15/20 (b)	11,946,218	7,413,352
1,767,000	Dollar Tree, Inc. 5.75% due 03/01/23 (b)	1,847,261	1,861,976
7,129,000	DriveTime Automotive Group, Inc. 8.00% due 06/01/21 (b)	7,151,114	6,362,632
7,344,000	EP Energy LLC 9.375% due 05/01/20	6,632,544	3,121,200
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	2,992,349	2,872,014
5,421,000	Frontier Communications Corporation 8.50% due 04/15/20	6,007,978	5,373,566

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 57.81% — (continued)
$3,698,000	Frontier Communications Corporation 8.875% due 09/15/20 (b)	$3,735,405	$3,711,868
3,120,000	Frontier Communications Corporation 10.50% due 09/15/22 (b)	3,218,969	3,034,200
4,175,000	GameStop Corporation 5.50% due 10/01/19 (b)	4,200,363	4,086,281
3,244,000	Genesis Energy L.P. 6.00% due 05/15/23	3,244,000	2,465,440
6,986,000	Global Partners L.P. 6.25% due 07/15/22	7,048,546	4,890,200
10,469,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (b)	10,363,335	8,715,442
647,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (b)	640,928	604,136
8,500,000	HCA, Inc. 3.75% due 03/15/19	8,657,986	8,563,750
5,052,000	Headwaters, Inc. 7.25% due 01/15/19	5,122,035	5,153,040
984,000	Joy Global, Inc. 5.125% due 10/15/21	706,020	703,794
12,714,000	Kemet Corporation 10.50% due 05/01/18	12,760,151	10,139,415
4,583,000	KLX, Inc. 5.875% due 12/01/22 (b)	4,586,076	4,284,647
7,922,000	Landry’s, Inc. 9.375% due 05/01/20 (b)	8,242,337	8,367,612
5,327,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	5,307,291	3,409,280
10,148,000	Outerwall, Inc. 6.00% due 03/15/19	10,143,109	8,816,075
5,968,000	Parker Drilling Company 6.75% due 07/15/22	6,074,762	3,610,640
134,000	Parker Drilling Company 7.50% due 08/01/20	134,002	93,465
8,348,000	Peabody Energy Corporation 10.00% due 03/15/22 (b)	7,437,560	834,800
667,000	PHH Corporation 6.375% due 08/15/21	665,041	578,623
5,020,000	PHH Corporation 7.375% due 09/01/19	5,195,829	4,831,750
1,370,000	Plantronics, Inc. 5.50% due 05/31/23 (b)	1,374,358	1,380,275
980,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	988,943	1,025,178
11,683,000	Post Holdings, Inc. 7.375% due 02/15/22	12,108,443	12,310,961
715,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (b)	715,000	723,938
5,386,000	Radio Systems Corporation 8.375% due 11/01/19 (b)	5,431,267	5,547,580
3,592,000	Rex Energy Corporation 6.25% due 08/01/22	3,579,318	395,120
4,380,000	Rex Energy Corporation 8.875% due 12/01/20 (c)	4,164,015	525,600
4,747,000	ROC Finance LLC 12.125% due 09/01/18 (b)(c)	4,970,111	4,889,410
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,698,783	4,802,600
3,968,000	Spectrum Brands, Inc. 5.75% due 07/15/25 (b)	4,041,086	4,067,200
7,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,754,048	5,512,500
14,796,000	Sprint Corporation 7.25% due 09/15/21	14,984,535	10,653,120
3,228,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (b)	3,238,674	3,018,180
4,841,000	The Men’s Wearhouse, Inc. 7.00% due 07/01/22	4,351,488	3,461,315
4,833,000	Time, Inc. 5.75% due 04/15/22 (b)	4,833,000	4,240,957
4,436,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	4,426,273	4,105,518
2,200,000	United Rentals North America, Inc. 7.625% due 04/15/22	2,375,280	2,263,250
3,352,000	Valeant Pharmaceuticals International, Inc. 7.00% due 10/01/20 (b)	3,430,088	3,301,720
4,887,000	Vista Outdoor, Inc. 5.875% due 10/01/23 (b)	4,912,967	4,972,522
341,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (b)	339,356	340,403

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 57.81% — (continued)
$1,578,000	ZF North America Capital, Inc. 4.50% due 04/29/22 (b)	$1,580,657	$1,520,798
Total U.S. Corporate Bonds		405,255,668	323,789,099

International Corporate Bonds — 19.81%

Australia 2.49%
7,425,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(c)	7,365,643	5,216,063
9,093,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	9,264,054	8,729,280
		16,629,697	13,945,343
Bermuda 1.38%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,721,936
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,036,398	1,038,750
4,515,000 USD	Aircastle Limited 7.625% due 04/15/20	4,649,839	4,943,925
		7,393,237	7,704,611
Canada 7.67%
11,821,000 USD	Jupiter Resources, Inc. 8.50% due 10/01/22 (b)	11,386,559	4,196,455
8,271,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (b)(c)	8,141,416	1,364,715
4,651,000 USD	Mood Media Corporation 9.25% due 10/15/20 (b)	4,808,873	2,930,130
7,176,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	6,967,279	5,364,060
1,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	1,988,948	1,648,290
5,186,000 USD	Northern Blizzard Resources, Inc. 7.25% due 02/01/22 (b)	5,188,130	3,707,990
8,500,000 USD	Open Text Corporation 5.625% due 01/15/23 (b)	8,561,751	8,457,500
7,056,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	7,160,453	4,586,400
1,251,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18 (c)	1,212,150	187,650
9,684,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	9,693,348	7,141,950
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,008,046	320,000
3,052,000 USD	Valeant Pharmaceuticals International, Inc. 6.75% due 08/15/18 (b)	3,050,081	3,038,647
		70,167,034	42,943,787
France 2.36%
4,000,000 USD	Numericable-SFR SAS 4.875% due 05/15/19 (b)	3,974,277	3,970,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 19.81% — (continued)

France 2.36% — (continued)
4,521,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (b)	$4,587,211	$4,453,185
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (b)	4,875,553	4,826,500
		13,437,041	13,249,685
Israel 0.29%
1,502,498 USD	B Communications Limited 7.375% due 02/15/21 (b)	1,574,758	1,628,858

Netherlands 2.28%
4,683,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (b)(d)	4,793,137	4,811,783
8,529,000 USD	VTR Finance BV 6.875% due 01/15/24 (b)	8,702,283	7,953,292
		13,495,420	12,765,075
Sweden 1.49%
8,280,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (b)	8,312,264	8,093,700
250,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (b)	319,483	264,461
		8,631,747	8,358,161
United Kingdom 1.85%
2,548,000 USD	Anglo American Capital PLC 9.375% due 04/08/19 (b)	2,194,509	2,044,770
11,336,000 USD	EnQuest PLC 7.00% due 04/15/22 (b)	10,293,126	2,834,000
790,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (b)	790,000	778,150
4,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (b)	4,691,390	4,708,425
		17,969,025	10,365,345
Total International Corporate Bonds		149,297,959	110,960,865
Total Bonds		554,553,627	434,749,964

Term Loans — 14.15%

United States 14.15%
1,470,067 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	1,465,381	577,001
9,062,000 USD	BJ’s Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	9,066,272	7,544,115
9,452,350 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (c)	9,302,560	6,427,598
10,892,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20 (c)	10,667,491	4,356,800
6,871,000 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20 (c)	7,006,448	6,458,740

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 14.15% — (continued)

United States 14.15% — (continued)
8,026,717 USD	Drillships Ocean Ventures, Inc., Term Loan B 5.50% due 07/25/21	$5,334,875	$3,117,015
8,802,000 USD	Hostess Brands, LLC, Second Lien Term Loan 8.50% due 08/03/23 (c)	8,826,046	8,559,945
10,743,287 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	10,806,468	10,488,134
1,296,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21 (c)	1,280,383	712,800
4,936,953 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19 (c)	4,922,495	4,295,149
6,324,779 USD	Osum Productions Corporation 6.50% due 07/28/20 (c)	6,197,376	2,846,150
9,074,370 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21	9,046,943	4,031,652
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22 (c)	1,192,084	390,650
1,816,355 USD	Peabody Energy Corporation, Term Loan B 4.25% due 09/24/20	871,850	769,481
6,164,115 USD	ROC Finance LLC 5.00% due 06/20/19	6,011,965	5,462,947
10,467,379 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19 (c)	10,108,684	4,579,478
6,771,783 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20 (c)	6,679,306	6,681,515
888,000 USD	Weight Watchers International, Inc., Term Loan B1 3.43% due 04/02/16	870,010	865,356
1,095,829 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21	1,097,310	1,095,435
Total Term Loans		110,753,947	79,259,961

International Commercial Paper — 4.00%

Italy 2.84%
15,891,000 USD	Eni S.p.A. 0.61% due 02/01/16	15,891,000	15,890,636

Japan 1.16%
6,491,000 USD	Hitachi Limited 0.56% due 02/01/16	6,491,000	6,490,770
Total International Commercial Paper		22,382,000	22,381,406

SHARES

Investment Company — 0.00*%
4,941	State Street Institutional U.S. Government Money Market Fund, Premier Class	4,941	4,941
Total Investments — 95.77% (Cost: $687,694,515)			536,396,272
Other Assets in Excess of Liabilities — 4.23%			23,698,015
Net Assets — 100.00%			$560,094,287

*	Less than 0.01%
(a)	At January 31, 2016, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Security is deemed illiquid. At January 31, 2016, the value of these securities amounted to $69,867,928 or 12.47% of net assets.
(d)	Payment-in-kind security.

At January 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,451,790
Gross unrealized depreciation	(152,750,033)
Net unrealized depreciation	$(151,298,243)

Abbreviations used in this schedule include:

PLC	—	Public Limited Company
SA	—	Société Anonyme
S.p.A.	—	Società per Azioni
SAS	—	Société par Actions Simplifiée

Currencies
EUR	—	Euro
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2016	UNREALIZED APPRECIATION AT JANUARY 31, 2016	UNREALIZED DEPRECIATION AT JANUARY 31, 2016
03/16/16	2,755,000	Euro	$3,026,974	$2,987,758	$39,216	$—

Foreign Currency Exchange Contracts - Purchases

Settlement Dates Through	Foreign Currency To be Received		U.S. $ To be Delivered	U.S. $ Value AT JANUARY 31, 2016	Unrealized Appreciation At JANUARY 31, 2016	Unrealized Depreciation At JANUARY 31, 2016
03/16/16	2,515,000	Euro	$2,734,493	2,727,480	$—	$(7,013)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Corporate Bonds
Consumer Discretionary	16.80%
Consumer Staples	6.58
Energy	7.61
Financials	6.03
Health Care	2.55
Industrials	8.67
Information Technology	0.08
Telecommunication Services	9.49
Total U.S. Corporate Bonds	57.81
International Corporate Bonds
Consumer Discretionary	1.54
Energy	2.98
Financials	2.31
Industrials	0.86
Information Technology	3.01
Materials	6.04
Telecommunication Services	3.07
Total International Corporate Bonds	19.81
Term Loans	14.15
International Commercial Paper	4.00
Investment Company	0.00 *
Total Investments	95.77%

*                      Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended January 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 99.89%

U.S. Common Stocks — 89.82%

Consumer Discretionary 12.91%
2,170,440	Lowe’s Companies, Inc. (a)	$97,336,454	$155,533,730
2,210,275	Wyndham Worldwide Corporation (a)	92,751,948	143,446,848
64,950	AutoZone, Inc. (a)(b)	27,385,068	49,841,981
655,980	Visteon Corporation (a)	42,051,989	43,871,942
626,035	Vista Outdoor, Inc. (a)(b)	24,537,072	30,181,147
		284,062,531	422,875,648
Consumer Staples 6.12%
3,001,695	Tyson Foods, Inc., Class ‘A’ (a)	129,361,008	160,170,445
5,200,495	Rite Aid Corporation (b)	43,224,468	40,511,856
		172,585,476	200,682,301
Energy 4.32%
1,765,350	Phillips 66 (a)	143,334,530	141,492,803

Health Care 18.09%
3,005,745	Teva Pharmaceutical Industries Limited, ADR (a)	165,779,836	184,793,203
1,695,332	Valeant Pharmaceuticals International, Inc. (a)(b)	109,081,923	152,952,853
5,165,618	Allscripts Healthcare Solutions, Inc. (b)	71,280,150	71,182,216
211,985	Biogen, Inc. (a)(b)	61,449,713	57,884,624
4,499,800	Halozyme Therapeutics, Inc. (a)(b)	49,689,703	39,598,240
1,187,389	Intrexon Corporation (a)(b)	31,763,183	34,600,516
844,445	Baxalta, Inc. (a)	31,709,659	33,786,244
1,790,411	Innoviva, Inc.	53,508,829	17,939,918
		574,262,996	592,737,814
Industrials 10.74%
7,734,205	Pitney Bowes, Inc.	141,135,703	151,435,734
3,026,440	Delta Air Lines, Inc. (a)	132,249,514	134,041,028
2,518,850	Masco Corporation (a)	53,293,829	66,472,451
		326,679,046	351,949,213
Information Technology 14.37%
9,535,795	Hewlett-Packard Enterprise Company (c)	127,894,021	131,212,539
1,472,973	SanDisk Corporation (a)	104,384,875	104,139,191
2,832,217	Lexmark International, Inc., Class ‘A’	107,947,989	79,896,842
2,588,550	Seagate Technology PLC	67,915,312	75,197,377
1,098,000	Microsoft Corporation (a)	47,423,684	60,488,820

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 89.82% — (continued)

Information Technology 14.37% — (continued)

115,300	MicroStrategy, Inc., Class ‘A’ (a)(b)	$20,194,373	$19,890,403
		475,760,254	470,825,172
Materials 23.27%
4,046,785	Sealed Air Corporation (a)	115,186,965	164,016,196
2,314,990	Eastman Chemical Company (a)	96,334,153	141,700,538
1,509,725	WR Grace & Company (a)(b)	100,126,490	122,801,032
9,187,804	Graphic Packaging Holding Company	115,057,593	104,373,453
589,635	Martin Marietta Materials, Inc. (a)	86,511,048	74,046,363
491,505	Air Products & Chemicals, Inc. (a)	71,719,134	62,278,599
711,630	Valspar Corporation (a)	16,200,783	55,741,978
741,400	Packaging Corporation of America (a)	47,875,143	37,685,362
		649,011,309	762,643,521
Total U.S. Common Stocks		2,625,696,142	2,943,206,472

International Common Stocks — 10.07%

Ireland 5.82%
669,995	Allergan PLC (a)(b)	138,057,750	190,566,678

Netherlands 4.25%
1,784,845	LyondellBasell Industries NV, Class ‘A’ (a)	138,535,384	139,164,364
Total International Common Stocks		276,593,134	329,731,042
Total Common Stocks		2,902,289,276	3,272,937,514

Investment Company — 1.44%
47,264,203	State Street Institutional U.S. Government Money Market Fund, Premier Class	47,264,203	47,264,203

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Put Option Purchased — 0.00*%
2,000	Eastman Chemical Company (Cost: $232,443)	$55.00	February 2016	64,000

Call Option Purchased — 0.00*%
1,000	Lexmark International, Inc., Class ‘A’ (Cost: $189,137)	32.00	February 2016	27,500

Total Investment Portfolio Excluding Options Written — 101.33% (Cost: $2,949,975,059)				$3,320,293,217

Covered Call Options Written — (0.91)%
246	Air Products & Chemicals, Inc.	120.00	March 2016	(183,516)
42	Air Products & Chemicals, Inc.	135.00	February 2016	(840)
335	Allergan PLC	300.00	March 2016	(142,375)
335	Allergan PLC	305.00	March 2016	(125,625)
249	Allergan PLC	310.00	February 2016	(9,960)
322	AutoZone, Inc.	720.00	March 2016	(1,919,120)
327	AutoZone, Inc.	740.00	February 2016	(1,134,690)
844	Baxalta, Inc.	40.00	March 2016	(126,600)
1,855	Baxalta, Inc.	42.50	May 2016	(222,600)
61	Biogen, Inc.	270.00	March 2016	(91,500)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.91)% — (continued)
60	Biogen, Inc.	$275.00	March 2016	$(72,120)
60	Biogen, Inc.	280.00	April 2016	(75,000)
68	Biogen, Inc.	300.00	April 2016	(42,976)
105	Biogen, Inc.	305.00	April 2016	(60,375)
103	Biogen, Inc.	310.00	April 2016	(48,925)
1,513	Delta Air Lines, Inc.	45.00	March 2016	(267,801)
260	Delta Air Lines, Inc.	48.00	March 2016	(19,500)
6,446	Delta Air Lines, Inc.	49.00	March 2016	(367,422)
884	Delta Air Lines, Inc.	50.00	March 2016	(35,360)
1,000	Eastman Chemical Company	62.50	June 2016	(210,000)
115	Eastman Chemical Company	70.00	February 2016	(1,150)
1,939	Halozyme Therapeutics, Inc.	9.00	June 2016	(281,155)
446	Intrexon Corporation	30.00	April 2016	(156,100)
582	Intrexon Corporation	35.00	April 2016	(84,390)
1,195	Intrexon Corporation	35.00	July 2016	(370,450)
1,085	Lowe’s Companies, Inc.	70.00	March 2016	(385,175)
513	Lowe’s Companies, Inc.	72.50	March 2016	(108,243)
1,446	LyondellBasell Industries NV	70.00	March 2016	(1,315,860)
1,784	LyondellBasell Industries NV	72.50	March 2016	(1,329,080)
1,784	LyondellBasell Industries NV	75.00	February 2016	(731,440)
1,784	LyondellBasell Industries NV	75.00	March 2016	(1,034,720)
241	LyondellBasell Industries NV	80.00	March 2016	(60,250)
618	Martin Marietta Materials, Inc.	120.00	March 2016	(636,540)
1,180	Martin Marietta Materials, Inc.	130.00	March 2016	(590,000)
295	Martin Marietta Materials, Inc.	130.00	April 2016	(182,900)
310	Martin Marietta Materials, Inc.	145.00	February 2016	(8,525)
127	Martin Marietta Materials, Inc.	145.00	April 2016	(26,352)
235	Martin Marietta Materials, Inc.	150.00	April 2016	(28,200)
3,365	Masco Corporation	27.00	February 2016	(193,487)
12,968	Masco Corporation	28.00	February 2016	(324,200)
7,735	Microsoft Corporation	52.50	February 2016	(2,127,125)
2,373	Microsoft Corporation	55.00	February 2016	(249,165)
872	Microsoft Corporation	55.00	March 2016	(146,496)
517	MicroStrategy, Inc.	180.00	February 2016	(118,910)
325	Packaging Corporation of America	52.50	March 2016	(42,250)
323	Packaging Corporation of America	52.50	April 2016	(58,140)
338	Packaging Corporation of America	55.00	March 2016	(18,590)
587	Packaging Corporation of America	62.50	February 2016	(14,675)
95	Packaging Corporation of America	65.00	February 2016	(2,375)
1,435	Packaging Corporation of America	65.00	April 2016	(43,050)
280	Packaging Corporation of America	67.50	April 2016	(8,400)
2,776	Packaging Corporation of America	70.00	April 2016	(83,280)
883	Phillips 66	79.00	February 2016	(247,240)
366	Phillips 66	85.00	February 2016	(16,470)
447	Phillips 66	87.50	February 2016	(4,470)
698	Phillips 66	87.50	May 2016	(139,600)
1,000	SanDisk Corporation	65.00	March 2016	(849,000)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.91)% — (continued)
1,000	SanDisk Corporation	$70.00	March 2016	$(600,000)
172	Sealed Air Corporation	46.00	February 2016	(4,300)
1,503	Teva Pharmaceutical Industries Limited	62.50	March 2016	(257,013)
816	Teva Pharmaceutical Industries Limited	65.00	February 2016	(27,744)
2,942	Teva Pharmaceutical Industries Limited	67.50	March 2016	(94,144)
1,501	Tyson Foods, Inc.	50.00	February 2016	(607,905)
6,925	Tyson Foods, Inc.	52.50	April 2016	(2,216,000)
3,000	Tyson Foods, Inc.	55.00	April 2016	(585,000)
1,325	Valeant Pharmaceuticals International, Inc.	95.00	March 2016	(967,250)
716	Valeant Pharmaceuticals International, Inc.	110.00	March 2016	(179,000)
1,028	Valeant Pharmaceuticals International, Inc.	110.00	April 2016	(442,040)
3,191	Valeant Pharmaceuticals International, Inc.	110.00	January 2017	(4,746,613)
654	Valeant Pharmaceuticals International, Inc.	120.00	March 2016	(88,290)
356	Valspar Corporation	75.00	February 2016	(149,520)
3,000	Vista Outdoor, Inc.	45.00	March 2016	(1,110,000)
328	Visteon Corporation	61.60	March 2016	(205,000)
510	WR Grace & Company	97.50	February 2016	(2,550)
1,105	Wyndham Worldwide Corporation	65.00	March 2016	(314,925)
Total Covered Call Options Written (Premiums Received: $35,167,942)				(29,771,052)
Total Investments — 100.42% (Cost: $2,914,807,117)				3,290,522,165
Liabilities in Excess of Other Assets — (0.42)%				(13,802,968)
Net Assets — 100.00%				$3,276,719,197

*                 Less than 0.01%

(a)         At January 31, 2016, all or a portion of this security was segregated to cover collateral requirement for options.

(b)         Non-income producing security/commodity.

(c)          When-Issued security.

At January 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$507,639,556
Gross unrealized depreciation	(131,924,508)
Net unrealized appreciation	$375,715,048

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	12.91%
Consumer Staples	6.12
Energy	4.32
Health Care	18.09
Industrials	10.74
Information Technology	14.37
Materials	23.27
Total U.S. Common Stocks	89.82
International Common Stocks
Health Care	5.82
Materials	4.25
Total International Common Stocks	10.07
Investment Company	1.44
Put Option Purchased	0.00 *
Call Option Purchased	0.00 *
Covered Call Options Written	(0.91)
Total Investments	100.42%

* Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2016

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund, First Eagle Absolute Return Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities. No results are presented in these financial statements for First Eagle Absolute Return Fund, which commenced operations on May 14, 2014 and is described in a prospectus and annual report separate from that for the other seven Funds discussed here.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additional information can be found in the prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds. As of December 1, 2015, private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC as well as clients of the two firms have acquired a majority equity stake in ASB Holdings. This transaction is not expected to result in any change in investment personnel or any Fund’s investment objective or policies.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle  Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “ the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle

Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2016, the First Eagle Global Cayman Fund, Ltd. has $2,664,368,185 in net assets, representing 6.09% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2016, the First Eagle Overseas Cayman Fund, Ltd. has $549,154,006 in net assets, representing 4.28% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2016, the First Eagle U.S. Value Cayman Fund, Ltd. has $174,558,476 in net assets, representing 8.20% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2016, the First Eagle Gold Cayman Fund, Ltd. has $160,810,440 in net assets, representing 21.83% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Prior to December 31, 2015, all bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations were readily available were valued at the mean between the bid and ask prices provided by an approved pricing service, or received from dealers in the over-the-counter market in the United States or abroad. Effective December 31, 2015, all bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time the NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2016:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$17,208,411,987	$584,452	$—	$17,208,996,439
International Common Stocks	2,925,064,377	13,860,326,739	8,078,016	16,793,469,132
Investment Company	228,198	—	—	228,198
Warrant	45,702,971	—	—	45,702,971
Commodity*	3,005,253,475	—	—	3,005,253,475
Government Agencies	—	155,807,997	—	155,807,997
Government Obligations	—	1,000,693,250	—	1,000,693,250
U.S. Corporate Bond	—	4,895,146	—	4,895,146
International Corporate Notes and Bonds	—	17,480,286	29,249,111	46,729,397
International Government Bonds	—	510,756,086	—	510,756,086
International Commercial Paper	—	894,478,058	—	894,478,058
U.S. Commercial Paper	—	3,849,568,965	—	3,849,568,965
Foreign Currency Contracts**	—	5,432,530	—	5,432,530
Total	$23,184,661,008	$20,300,023,509	$37,327,127	$43,522,011,644

Liabilities:
Foreign Currency Contracts**	$—	$613,277	$—	$613,277
Total	$—	$613,277	$—	$613,277

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $15,269,599,760 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2016. At October 31, 2015, these securities were valued using quoted market prices in active markets; at January 31, 2016, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the three-month period ended January 31, 2016.

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2016 was as follows:

		INTERNATIONAL
	INTERNATIONAL	CORPORATE
	COMMON STOCKS	NOTES AND BONDS	TOTAL VALUE
Beginning Balance - market value	$9,098,334	$35,470,356	$44,568,690
Purchases	—	14,476,149	14,476,149
Sales	—	(20,102,734)	(20,102,734)
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	(1,480,654)	(1,480,654)
Change in Unrealized Appreciation (Depreciation)	(1,020,318)	885,994	(134,324)
Ending Balance - market value	$8,078,016	$29,249,111	$37,327,127
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,020,318)	$885,994	$(134,324)

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$1,389,589,133	$8,264,982,726	$30,426,339		$9,684,998,198
U.S. Common Stock	16,427,666	—	—		16,427,666
International Preferred Stock	—	6,035,514	—		6,035,514
Investment Company	66,872	—	—		66,872
Right	—	—	—	^	—	^
Commodity*	772,216,152	—	—		772,216,152
Term Loans	—	—	1,172,940		1,172,940
Government Agencies	—	44,942,993	—		44,942,993
Government Obligation	—	10,007,420	—		10,007,420
International Corporate Notes and Bonds	—	15,086,125	19,499,407		34,585,532
International Government Bonds	—	299,791,515	—		299,791,515
International Commercial Paper	—	675,238,966	—		675,238,966
U.S. Commercial Paper	—	1,244,434,870	—		1,244,434,870
Foreign Currency Contracts**	—	2,610,662	—		2,610,662
Total	$2,178,299,823	$10,563,130,791	$51,098,686		$12,792,529,300

Liabilities:
Foreign Currency Contracts**	$—	$376,059	$—		$376,059
Total	$—	$376,059	$—		$376,059

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $8,939,256,345 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2016. At October 31, 2015, these securities were valued using quoted market prices in active markets; at January 31, 2016, these securities were valued based on fair value adjustment factors. An international preferred stock valued at $7,176,951 was transferred from Level 1 to Level 2 during the three-month period ended January 31, 2016. At October 31, 2015, this security was valued using quoted market prices in active markets; at January 31, 2016, this security was valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the three-month period ended January 31, 2016.

†	See Consolidated Schedule of Investments for additional detailed categorizations.
^	Fair value represents zero.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2016 was as follows:

					INTERNATIONAL
	INTERNATIONAL				CORPORATE
	COMMON STOCKS	RIGHT		TERM LOANS	NOTES AND BONDS	TOTAL VALUE
Beginning Balance - market value	$31,100,511	$—	^	$2,975,177	$23,646,904	$57,722,592
Purchases	636,263			—	9,650,406	10,286,669
Sales	—	—		(3,461,056)	(13,393,592)	(16,854,648)
Transfer In - Level 3	—	—		—	—	—
Transfer Out - Level 3	—	—		—	—	—
Accrued Amortization	—	—		—	—	—
Realized Gains (Losses)	—	—		(870,941)	(985,169)	(1,856,110)
Change in Unrealized Appreciation (Depreciation)	(1,310,435)	—		2,529,760	580,858	1,800,183
Ending Balance - market value	$30,426,339	$—	^	$1,172,940	$19,499,407	$51,098,686
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,310,435)	$—		$1,183,031	$580,858	$453,454

^	Fair value represents zero.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$1,568,991,812	$—	$—	$1,568,991,812
International Common Stocks	103,562,553	—	—	103,562,553
Investment Company	16,505	—	—	16,505
Warrant	6,988,434	—	—	6,988,434
Commodity*	174,600,178	—	—	174,600,178
Government Agency	—	3,293,905	—	3,293,905
U.S. Corporate Bonds	—	6,801,204	—	6,801,204
U.S. Treasury Bills	—	99,994,690	—	99,994,690
International Commercial Paper	—	41,160,810	—	41,160,810
U.S. Commercial Paper	—	127,847,080	—	127,847,080
Total	$1,854,159,482	$279,097,689	$—	$2,133,257,171

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the three-month period ended January 31, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$427,710,406	$—	$—		$427,710,406
U.S. Common Stocks	90,008,275	—	—		90,008,275
Investment Company	30,643	—	—		30,643
Commodities*	160,907,108	—	—		160,907,108
International Convertible Bond	—	—	24,250,000	(a)	24,250,000
International Commercial Paper	—	32,592,135	—		32,592,135
Total	$678,656,432	$32,592,135	$24,250,000		$735,498,567

(a)	Represents an international convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*

Represents gold and silver bullion.

For the three-month period ended January 31, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2016 was as follows:

INTERNATIONAL
CONVERTIBLE BOND
Beginning Balance - market value	$24,140,625
Purchases	—
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	109,375
Ending Balance - market value	$24,250,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$109,375

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$68,961,951	$367,197,061	$1,130,000	(b)	$437,289,012
U.S. Common Stocks	180,557,818	—	—		180,557,818
U.S. Preferred Stocks	1,772,807	—	—		1,772,807
Investment Company	10,603	—	—		10,603
Commodity*	16,032,626	—	—		16,032,626
U.S. Corporate Bonds	—	245,556,399	—		245,556,399
International Corporate Bonds	—	122,284,408	—		122,284,408
International Government Bonds	—	17,036,529	—		17,036,529
Term Loans	—	16,046,017	25,654,834	(c)	41,700,851
International Commercial Paper	—	54,215,561	—		54,215,561
Foreign Currency Contracts**	—	179,025	—		179,025
Total	$267,335,805	$822,515,000	$26,784,834		$1,116,635,639

Liabilities:
Foreign Currency Contracts**	$—	$57,765	$—		$57,765
Total	$—	$57,765	$—		$57,765

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $412,287,962 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2016. At October 31, 2015, these securities were valued using quoted market prices in active markets; at January 31, 2016, these securities were valued based on fair value adjustment factors. Term loans valued at $24,092,722 were transferred from Level 2 to Level 3 during the three-month period ended January 31, 2016. At October 31, 2015, these securities were valued using broker quotes; at January 31, 2016, these securities were valued using other significant unobservable inputs. There was no security transfer activity from Level 2 to Level 1.

(b)	Represents an international common stock that is fair valued using a comparable security from the same issuer that is publicly traded.
(c)

These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2016 was as follows:

	INTERNATIONAL	TERM	TOTAL
	COMMON STOCK	LOANS	VALUE
Beginning Balance - market value	$1,490,000	$8,549,033	$10,039,033
Purchases	—	—	—
Sales	—	(65,987)	(65,987)
Transfer In - Level 3	—	24,092,722	24,092,722
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	16,366	16,366
Realized Gains (Losses)	—	1,539	1,539
Change in Unrealized Appreciation (Depreciation)	(360,000)	(6,938,839)	(7,298,839)
Ending Balance - market value	$1,130,000	$25,654,834	$26,784,834
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(360,000)	$(6,938,839)	$(7,298,839)

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
U.S. Corporate Bonds	$—	$311,248,420	$12,540,679	(b)	$323,789,099
International Corporate Bonds	—	109,596,150	1,364,715	(b)	110,960,865
Term Loans	—	45,602,779	33,657,182	(b)	79,259,961
International Commercial Paper	—	22,381,406	—		22,381,406
Investment Company	4,941	—	—		4,941
Foreign Currency Contracts*	—	39,216	—		39,216
Total	$4,941	$488,867,971	$47,562,576		$536,435,488

Liabilities:
Foreign Currency Contracts*	$—	$7,013	$—		$7,013
Total	$—	$7,013	$—		$7,013

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. U.S. corporate bonds valued at $19,459,130 were transferred from Level 2 to Level 3 during the three-month period ended January 31, 2016. At October 31, 2015, these securities were valued using broker quotes; at January 31, 2016, these securities were valued using other significant unobservable inputs. An international corporate bond valued at $967,500 was transferred from Level 3 to Level 2 during the three-month period ended January 31, 2016. At October 31, 2015, the security was valued using other significant unobservable inputs; at January 31, 2016, the security was valued using broker quotes. Term loans valued at $22,297,546 were transferred from Level 2 to Level 3 during the three-month period ended January 31, 2016. At October 31, 2015, these securities were valued using broker quotes; at January 31, 2016, these securities were valued using other significant unobservable inputs. Term loans valued at $13,825,577 were transferred from Level 3 to Level 2 during the three-month period ended January 31, 2016. At October 31, 2015, these securities were valued using other significant unobservable inputs; at January 31, 2016, these securities were valued using broker quotes. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

(b)

These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†	See Schedule of Investments for additional detailed categorizations.
*	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2016 was as follows:

	U.S.	INTERNATIONAL
	CORPORATE	CORPORATE	TERM	TOTAL
	BONDS	BONDS	LOANS	VALUE
Beginning Balance - market value	$1,490,680	$12,494,111	$34,957,320	$48,942,111
Purchases	—	—	—	—
Sales	—	(8,710,553)	(2,346,932)	(11,057,485)
Transfer In - Level 3	19,459,130	—	22,297,546	41,756,676
Transfer Out - Level 3	—	(967,500)	(13,825,577)	(14,793,077)
Accrued Amortization	73,512	6,129	17,079	96,720
Realized Gains (Losses)	—	(1,435,964)	(142,004)	(1,577,968)
Change in Unrealized Appreciation (Depreciation)	(8,482,643)	(21,508)	(7,300,250)	(15,804,401)
Ending Balance - market value	$12,540,679	$1,364,715	$33,657,182	$47,562,576
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(8,482,643)	$(833,229)	$(7,300,250)	$(16,616,122)

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$2,943,206,472	$—	$—	$2,943,206,472
International Common Stocks	329,731,042	—	—	329,731,042
Investment Company	47,264,203	—	—	47,264,203
Put Option Purchased	64,000	—	—	64,000
Call Option Purchased	27,500	—	—	27,500
Total	$3,320,293,217	$—	$—	$3,320,293,217

Liabilities:
Covered Call Options Written	$29,771,052	$—	$—	$29,771,052
Total	$29,771,052	$—	$—	$29,771,052

†

See Schedule of Investments for additional detailed categorizations.

For the three-month period ended January 31, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are disclosed after each table, if applicable. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At January 31, 2016, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$5,432,530	$613,277	$12,540,287	$(355,472)

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$2,610,662	$376,059	$7,259,916	$(1,085,632)

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$179,025	$57,765	$1,001,041	$(427,773)

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$39,216	$7,013	$88,399	$(44,316)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of January 31, 2016:

First Eagle Global Fund

COUNTERPARTY	GROSS AMOUNT OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$210,719	$—	$—	$210,719
Goldman Sachs Capital Markets LP	3,200,946	(613,277)	—	2,587,669
HSBC Bank USA	2,020,865	—	—	2,020,865
	$5,432,530	$(613,277)	$—	$4,819,253

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$613,277	$(613,277)	$—	$0

First Eagle Overseas Fund

COUNTERPARTY	GROSS AMOUNT OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$138,428	$—	$—	$138,428
Goldman Sachs Capital Markets LP	1,399,723	(376,059)	—	1,023,664
HSBC Bank USA	1,072,511	—	—	1,072,511
	$2,610,662	$(376,059)	$—	$2,234,603

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$376,059	$(376,059)	$—	$0

First Eagle Global Income Builder Fund

COUNTERPARTY	GROSS AMOUNT OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$33,039	$—	$—	$33,039
Goldman Sachs Capital Markets LP	53,106	(53,106)	—	0
HSBC Bank USA	92,880	—	—	92,880
	$179,025	$(53,106)	$—	$125,919

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs Capital Markets LP	$57,765	$(53,106)	$—	$4,659

First Eagle High Yield Fund

COUNTERPARTY	GROSS AMOUNT OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$39,216	$(7,013)	$—	$32,203

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$7,013	$(7,013)	$—	$0

Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended January 31, 2016, First Eagle Fund of America had the following options transactions.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2015	100,114	$31,309,788
Options written	222,663	73,218,382
Options assigned	(21,754)	(3,894,181)
Options expired/closed	(202,774)	(65,466,047)
Options outstanding at January 31, 2016	98,249	$35,167,942

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2015	7,335	$6,499,487
Options purchased	21,000	5,020,057
Options expired/closed	(25,335)	(11,097,964)
Options outstanding at January 31, 2016	3,000	$421,580

As of January 31, 2016, portfolio securities valued at $624,001,017 were earmarked to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At January 31, 2016, First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION (DEPRECIATION)
Equity - Written options	$—	$29,771,052	$23,064,020	$21,229,235
Equity - Purchased options	91,500	—	(1,804,045)	154,772

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: March 29, 2016

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 29, 2016